As filed with the Securities and Exchange Commission on October 28, 2004

File Nos. 333-68270 and 811-10475

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.______	[ ]
Post-Effective Amendment No. 10	[ X ]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 11

COUNTRY MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1705 Towanda Avenue, Illinois 61701
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (309) 557-2629
Virgina L. Eves
Office of the General Counsel
1701 Towanda Ave.
Bloomington, Illinois 61701
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ X ]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

October 28, 2004

COUNTRY GROWTH FUND
COUNTRY BALANCED FUND
COUNTRY TAX EXEMPT BOND FUND
COUNTRY SHORT-TERM BOND FUND
COUNTRY BOND FUND
Each a series of COUNTRY Mutual Funds Trust

The securities described in this Prospectus have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has also not passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund Information
Concise Fund-by-Fund descriptions are provided on the following pages. Each description provides the specific goals, strategies, risks, suitability and performance. Before investing, make sure that the Fund’s goal matches your own. The Funds cannot be certain that they will achieve their goals. This prospectus offers two classes of shares - Class A and Class Y. You should review “Description of Classes” to determine which class is more suitable for your needs. Please keep this Prospectus with your investment records.

Table of Contents

Fund Summaries
Growth Fund	3
Balanced Fund	6
Tax Exempt Bond Fund	9
Short-Term Bond Fund	12
Bond Fund	15
Policies & Services
Shareholder Fees	18
Annual Fund Operating Expenses	18
Management of the Funds	20
Portfolio Managers	20
Your Investment - Buying Shares	21
Your Investment - Selling Shares	25
Your Investment - Transaction Policies	27
Description of Classes	28
Distributions and Taxes	32
Other Securities and Risks	33
Additional Information
Financial Highlights	36
For More Information	Back Cover

2

Growth Fund

Investment Goals
Growth of capital. Dividend income, if any, will be incidental to this goal.

Principal Strategy
The Fund invests primarily in common stocks and other equity securities of well-established, large-capitalization companies (which generally have $5 billion of market value or more) that are determined to have above average long-term growth potential. In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

The Fund may also invest in fixed-income securities of any maturity such as convertible bonds and convertible preferred stocks when the portfolio managers believe the risk/reward characteristics of such issues warrant such action. The fixed-income securities will be rated at the time of purchase within the four highest grades assigned by independent ratings agencies or in non-rated equivalents.

Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

•	stock market risk, or the risk that the price of securities held by the Fund will fall due to various conditions or circumstances which may be unpredictable

•	the risk of losing your money (investment)

•	the success of the Fund’s investments depends on the portfolio managers’ skill in assessing the potential of the stocks they buy

•	the value of any fixed-income security held by the Fund is likely to decline when interest rates rise

•	foreign securities carry additional risks including currency, natural event and political risk

Suitability
The Fund may be a suitable investment for you if you:

•	have a long-term investment horizon such as investing for retirement or other future goals

•	can accept the risks of investing in a portfolio of common stocks

•	desire a fund that uses a growth-oriented strategy

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•	can tolerate performance which varies from year to year

The Fund may not be suitable for you if you have a short investment horizon, are investing emergency reserve money, are seeking regular income, or find it difficult to deal with an investment that may go up and down in value.

Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund’s Class Y shares by showing changes in the Fund’s performance from year to year. Class A shares would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses. The bar chart includes the effects of the Fund expenses, but not sales charges. If sales charges were included the returns would be lower. The performance table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance and the bar chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the ten years ending December 31, 2003, for Class Y shares, the highest return for a quarter was +22.39% for the quarter ended December 31, 1998 and the lowest return for a quarter was -15.07% for the quarter ended September 30, 2002. The year-to-date total return as of September 30, 2004 was -0.39%.

Annual Total Returns
As of 12/31 each year (Class Y)

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Performance Table(1)
Average Annual Total Returns
As of December 31, 2003

	1 Year	5 Years	10 Years	Since Inception of Class A
Growth Fund
Class Y - Return before taxes	25.00%	4.04%	10.65%	N/A
Class Y - Return after taxes on distributions(2)	24.88%	1.97%	7.71%	N/A
Class Y - Return after taxes on distributions and sale of Fund shares(2)	16.39%	2.19%	7.39%	N/A
Class A - Return before taxes(3)	18.11%	N/A	N/A	-1.42%
S&P 500 Index(4)	28.68%	-0.57%	11.07%	0.78%
Lipper Large Cap Core Funds Average(5)	25.57%	-1.74%	8.80%	0.19%

(1)	The bar chart shows you performance of the Fund’s Class Y shares. The table shows the before tax and after tax returns for Class Y shares. The table reflects only the before tax return for Class A shares. The after tax return for Class A shares may be different than Class Y shares.

(2)	After tax returns for Class Y shares are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(3)	Class A shares inception date is March 1, 2002.

(4)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

(5)	The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

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Balanced Fund

Investment Goal
Growth of capital and current income.

Principal Strategy
The Fund invests in a mix of stocks and bonds. Stocks include common, preferred and convertible preferred. Bonds include convertibles, short-term interest bearing obligations, U.S. Government securities, corporate, mortgage-backed and asset-backed securities. The Fund’s mix of stocks and bonds varies in response to market conditions, investment outlooks and risk/reward characteristics of the two asset classes. The Balanced Fund ordinarily limits its common stock investments to no more than 75% of total assets. The Fund ordinarily invests at least 25% of its total assets in fixed income securities. Although usually the majority of the Fund’s assets are invested in common stocks, the Fund may choose to invest as much as 75% of its total assets in fixed-income securities, including short-term securities. In order to manage risk, the Fund will be invested in securities representing a number of different industries.

The common stocks and equity securities purchased are primarily those of well-established, large-capitalization companies (which generally have $5 billion of market value or more) that are determined to have above average long-term growth potential. In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues and cash flow, manageability of debt levels and capital structure, corporate profitability and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

Bond purchases are based on maturity and quality. The ones chosen offer the best return relative to the risk taken. If the portfolio managers believe that interest rates may decline, longer maturity issues will be purchased. Conversely, when the portfolio managers believe that interest rates may rise, emphasis is placed on shorter maturities.

The Fund will invest in corporate debt securities. These securities will be within the four highest grades assigned by independent ratings agencies or in non-rated equivalents. The commercial paper in which the Fund may invest will be in the top two grades assigned by independent ratings agencies or in non-rated equivalents.

Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

•	stock market risk, or the risk that the price of a security will fall due to various conditions or circumstances which may be unpredictable

•	the value of your investment will fluctuate in response to stock and bond market movements

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•	the possibility that bond issuers may not make promised interest and principal payments on time or in full or interest rates may rise causing bond prices to decline in value

•	in some instances, when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance if the Fund is unable to reinvest at the higher interest rates

•	the longer the average maturity of the bonds in the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes: if interest rates rise, the value of the bonds will fall

•	foreign securities risks, including currency, natural event and political risks

•	the risk of losing your money (investment)

Suitability
The Fund may be a suitable investment for you if you:

•	desire an investment that focuses on both growth and income

•	are investing for retirement or other long-term goals

•	can tolerate performance which varies from year to year

The Fund may not be suitable for you if you have a shorter-term investment horizon, are investing emergency reserve money, are seeking regular income, or find it difficult to deal with an investment that may go up and down in value.

Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund’s Class Y shares by showing changes in the Fund’s performance from year to year. Class A shares would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses. The bar chart includes the effects of the Fund expenses, but not sales charges. If sales charges were included the returns would be lower. The performance table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance and the bar chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the ten years ending December 31, 2003 for Class Y shares, the highest return for a quarter was +11.74% for the quarter ended December 31, 1998 and the lowest return for a quarter was -9.02% for the quarter ended September 30, 2002. The year-to-date total return as of September 30, 2004 was +0.89%.

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Annual Total Returns
As of 12/31 each year (Class Y)

Performance Table(1)
Average annual total returns as of December 31, 2003
	1 Year	5 Years	10 Years	Since Inception of Class A
Balanced Fund
Class Y - Return before taxes	16.83%	3.86%	8.37%	N/A
Class Y - Return after taxes on distributions(2)	16.30%	2.23%	6.27%	N/A
Class Y - Return after taxes on distributions and sale of Fund shares(2)	11.24%	2.43%	6.01%	N/A
Class A - Return before taxes(3)	10.38%	N/A	N/A	-0.45%
S&P 500 Index(4)	28.68%	-0.57%	11.07%	0.78%
Merrill Lynch U.S. Domestic Master Bond Index(5)	4.12%	6.62%	6.98%	7.14%
Lipper Flexible Funds Average(6)	21.39%	2.28%	8.27%	4.42%
Lipper Balanced Funds Average(7)	19.07%	2.35%	8.08%	3.93%

(1)	The bar chart shows you performance of the Fund’s Class Y shares. The table shows the before tax and after tax returns for Class Y shares. The table reflects only the before tax return for Class A shares. The after tax return for Class A shares may be different than Class Y shares.

(2)	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(3)	Class A shares inception date is March 1, 2002.

(4)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

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(5)	The Merrill Lynch U.S. Domestic Master Bond Index consists of fixed-rate, coupon-bearing bonds with an outstanding par greater than or equal to $25 million, a maturity range greater than or equal to one year and must be rated BBB/Baa3 and above. The index comprises numerous subindices representing industries, maturities and qualities.

(6)	The Lipper Flexible Funds Average consists of funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

(7)	The Lipper Balanced Funds Average has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

Tax Exempt Bond Fund

Investment Goal
Highest level of current interest income exempt from federal income taxes.

Principal Strategy
The Fund invests at least 80% of its total assets in municipal bonds. The remainder of the portfolio may consist of temporary investments and cash. The municipal bonds purchased by the Fund are exempt from federal income taxes including the alternative minimum tax. The Fund will purchase municipal bonds that are rated, at the time of purchase, within the four highest grades assigned by independent rating agencies or in non-rated equivalents. The portfolio manager may buy non-rated municipal bonds if the advisor judges them to be equivalent to investment-grade. The Fund may invest up to 20% of net assets in non-rated bonds, taxable investments or investments subject to the alternative minimum tax.

To reduce risk, the portfolio manager diversifies the investment portfolio geographically and across different industry sectors. The Fund purchases bonds in order to maintain an average dollar-weighted maturity of between three and ten years although individual securities held by the Fund may have maturities outside that range. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

•	interest rate risk, or the risk that the value of the securities the Fund holds will fall as a result of increase in interest rates

•	tax law risk, or the risk that changes in tax laws could affect the prices of municipal securities in an unfavorable way

•	credit risk, or the risk that issuers’ credit ratings may be lowered or may not make interest and principal payments on time or in full

•	call risk, or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates

9

•	the longer the average maturity of the bonds in the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes

•	the risk of losing your money (investment)

Suitability
The Fund may be a suitable investment for you if you seek to:

•	earn regular monthly dividends exempt from federal income tax

•	preserve investment capital over time

•	reduce taxes on investment income

•	invest in a fund which complements a more aggressive investment approach

You should not consider this Fund for your IRA or 401(k) plan, or if you wish a growth investment strategy or you do not pay U.S. income taxes.

Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund’s Class Y shares by showing changes in the Fund’s performance from year to year. Class A shares would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only the to extent that the classes do not have the same expenses. The bar chart includes the effects of the Fund expenses, but not sales charges. If sales charges were included the returns would be lower. The performance table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance and the bar chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the ten years ending December 31, 2003 for Class Y shares, the highest return for a quarter was +6.58% for the quarter ended March 31, 1995 and the lowest return for a quarter was -6.03% for the quarter ended March 31, 1994. The year-to-date total return as of September 30, 2004 was +1.04%.

10

Annual Total Returns
As of 12/31 each year (Class Y)

Performance Table(1)
Average annual total returns as of December 31, 2003
	1 Year	5 Years	10 Years	Since Inception of Class A
Tax Exempt Bond Fund
Class Y - Return before taxes	2.65%	4.31%	4.79%	N/A
Class Y - Return after taxes on distributions(2)	2.44%	4.12%	4.59%	N/A
Class Y - Return after taxes on distributions and sale of Fund shares(2)	2.86%	4.12%	4.57%	N/A
Class A - Return before taxes(3)	-1.49%	N/A	N/A	2.27%
Lehman Brothers 5-Year Municipal Bond Index(4)	4.13%	5.57%	5.42%	5.78%
Lipper Intermediate Municipal Debt Funds Average(5)	4.01%	4.86%	5.07%	5.40%

(1)	The bar chart shows you performance of the Fund’s Class Y shares. The table shows the before tax and after tax returns for Class Y shares. The table reflects only the before tax return for Class A shares. The after tax return for Class A shares may be different than Class Y shares.

(2)	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(3)	Class A shares inception date is March 1, 2002.

(4)	The Lehman Brothers 5-Year Municipal Bond Index is a compilation of tax-exempt municipal bonds with maturities in the four to six year range. The Lehman Index does not reflect investment in cash, the impact of any servicing, investment management, or administrative expenses.

(5)	The Lipper Intermediate Municipal Debt Funds Average is a compilation of tax-exempt municipal bond funds with a five to ten year average weighted maturity.

11

Short-Term Bond Fund

Investment Goal
High level of current income consistent with preservation of capital and maintenance of liquidity.

Principal Strategy
The Fund mainly invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and expects to maintain a duration of less than three years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. Under normal conditions, the Fund invests at least 80% of assets in bonds including:

•	debt obligations of corporations which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

•	securities issued by the U.S. Government or its agencies or instrumentalities

•	obligations of international agencies and U.S. dollar denominated foreign debt securities which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

The remaining 20% may be invested in cash, commercial paper and liquid debt securities in the four highest grades or in non-rated equivalents.

Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

•	risk that the value of the securities the Fund holds will fall as a result of changes in interest rates, an issuer’s actual or perceived creditworthiness or an issuer’s ability to meet its obligations

•	call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates

•	the risk that the U.S. Government and corporations do not guarantee the market value or the current yield of government securities or the net asset value of shares of the Fund

•	in some instances when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance in the Fund is unable to reinvest at the higher interest rates

•	foreign securities risks, including currency, natural event and political risks

•	the risk of losing your money (investment)

12

Suitability
The Fund may be a suitable investment for you if you seek:

•	to earn higher yields than money market funds offer and are able to tolerate larger fluctuations in the value of shares

•	an investment for income

This Fund may not be suitable for you if your primary investment objective is absolute principal stability or if you are seeking growth of capital.

Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund’s Class Y shares by showing changes in the Fund’s performance from year to year. Class A shares would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only the to extent that the classes do not have the same expenses. The bar chart includes the effects of the Fund expenses, but not sales charges. If sales charges were included the returns would be lower. The performance table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance and the bar chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the six years ending December 31, 2003 for Class Y shares, the highest return for a quarter was +3.57% for the quarter ended September 30, 2001 and the lowest return for a quarter was +0.02% for the quarter ended December 31, 2003. The year-to-date total return as of September 30, 2004 was +1.36%.

13

Annual Total Returns
As of 12/31 each year (Class Y)

Performance Table(1)
Average annual total returns as of December 31, 2003

	1 Year	5 Years	Since Inception 01/02/97	Since Inception of Class A
Short-Term Bond Fund
Class Y - Return before taxes	2.27%	4.94%	5.26%	N/A
Class Y - Return after taxes on distributions(2)	1.04%	3.12%	3.35%	N/A
Class Y - Return after taxes on distributions and sale of Fund shares(2)	1.51%	3.09%	3.30%	N/A
Class A - Return before taxes(3)	-0.31%	N/A	N/A	2.29%
Merrill Lynch U.S. Domestic Master Bond Index(4)	4.12%	6.62%	7.45%	7.14%
Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index(5)	2.00%	5.48%	5.88%	3.98%
Lipper Short Investment Grade Debt Funds Average(6)	2.51%	4.95%	5.26%	3.67%

(1)	The bar chart shows you performance of the Fund’s Class Y shares. The table shows the before tax and after tax returns for Class Y shares. The table reflects only the before tax return for Class A shares. The after tax return for Class A shares may be different than Class Y shares.

(2)	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

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(3)	Class A shares inception date is March 1, 2002.

(4)	The Merrill Lynch U.S. Domestic Master Bond Index consists of fixed-rate, coupon-bearing bonds with an outstanding par greater than or equal to $25 million, a maturity range greater than or equal to one year and must be rated BBB/Baa3 and above. The index comprises numerous subindices representing industries, maturities and qualities.

(5)	Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.

(6)	The Lipper Short Investment Grade Debt Funds Average consists of fundds primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years.

Bond Fund

Investment Goal
Maximum total return consistent with preservation of capital.

Principal Strategy
To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and maintains a dollar-weighted average maturity of more than 5 years. Under normal conditions, the Fund invests at least 80% of assets in the following:

•	debt obligations of corporations which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

•	securities issued by the U.S. Government or its agencies or instrumentalities

•	obligations of international agencies and U.S. dollar denominated foreign debt securities which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

At least 80% of the value of the Fund’s total assets will be invested in bonds (U.S. Government, corporate and convertible issues). The Fund may invest up to 20% of its net assets in corporate bonds which are rated below the top three rating categories. On occasion, up to 20% of the Fund’s net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The Fund may invest up to 10% of its assets in securities of foreign issuers. The Fund may also invest in zero coupon U.S. Government securities.

In managing its portfolio, the portfolio manager attempts to balance sensitivity to interest rate movements with the potential for yields. The Fund invests in securities of longer-term maturities in order to obtain higher yields. Securities with longer maturities, however, tend to be more sensitive to interest rate changes.

Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

15

•	risk that the value of the securities the Fund holds will fall as a result of changes in interest rates, an issuer’s actual or perceived creditworthiness or an issuer’s ability to meet its obligations

•	call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates

•	the longer the average maturity of the bonds in the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes: if interest rates rise, the value of the bonds will fall

•	the Fund could lose money if any bonds it owns are downgraded in credit rating or go into default

•	in some instances, when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance if the Fund is unable to reinvest at the higher interest rates

•	when interest rates rise, mortgage- and asset-backed securities may extend duration due to lower than projected prepayments which could adversely affect investment returns

•	the risk of losing your money (investment)

•	foreign securities risks, including currency, natural event and political risks

Suitability
The Fund may be a suitable investment for you if you seek:

•	a relatively conservative investment for income

•	a bond fund that invests in both corporate and U.S. Government securities

•	a fund to complement a portfolio of more aggressive investments

You should not consider this Fund if you are seeking high growth or maximum income or are investing emergency reserve money.

Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund’s Class Y shares by showing changes in the Fund’s performance from year to year. Class A shares would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses. The bar chart includes the effects of the Fund expenses, but not sales charges. If sales charges were included the returns would be lower. The performance table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance and the bar chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

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During the six years ending December 31, 2003 for Class Y shares, the highest return for a quarter was +4.79% for the quarter ended September 30, 1998 and the lowest return for a quarter was -1.14% for the quarter ended June 30, 1999. The year-to-date total return as of September 30, 2004 was +3.25%.

Annual Total Returns
As of 12/31 each year (Class Y)

Performance Table(1)
Average annual total returns as of December 31, 2003

	1 Year	5 Years	Since Inception 01/02/97	Since Inception of Class A
Bond Fund
Class Y - Return before taxes	3.79%	6.28%	7.03%	N/A
Class Y - Return after taxes on distributions(2)	1.68%	3.93%	4.58%	N/A
Class Y - Return after taxes on distributions and sale of Fund shares(2)	2.80%	3.92%	4.50%	N/A
Class A - Return before taxes(3)	-0.62%	N/A	N/A	3.93%
Merrill Lynch U.S. Domestic Master Bond Index(4)	4.12%	6.62%	7.45%	7.14%
Lipper Intermediate Investment Grade Debt Funds Average(5)	4.55%	5.82%	7.03%	6.10%

(1)	The bar chart shows you performance of the Fund’s Class Y shares. The table shows the before tax and after tax returns for Class Y shares. The table reflects the before tax return for Class A shares. The after tax return for Class A shares may be different than Class Y shares.

(2)	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

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(3)	Class A shares inception date is March 1, 2002.

(4)	The Merrill Lynch U.S. Domestic Master Bond Index consists of fixed-rate, coupon-bearing bonds with an outstanding par greater than or equal to $25 million, a maturity range greater than or equal to one year and must be rated BBB/Baa3 and above. The index comprises numerous subindices representing industries, maturities and qualities.

(5)	The Lipper Intermediate Investment Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Fees and Expenses of the Funds
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees

(fees paid directly from your investment):
	Class A	Class Y
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)	5.5% (Growth and Balanced) 4.25% (Bond and Tax Exempt Bond) 2.5% (Short-Term Bond)	None
Maximum Deferred Sales Load (as a percentage of offering price)	None	None
Maximum Sales Load on reinvested dividends (as a percentage of offering price).	None	None
Redemption Fees	None	None
Exchange Fee (by telephone)	$5	$5
Maximum Account Fee	None	None

 Annual Fund Operating Expenses
(expenses that are deducted from each Fund’s assets):

Class A

	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Waiver of Fund Expenses^	Net Expenses
Growth Fund	0.75%	0.09%	0.41%	1.25%	(0.01)%	1.24%
Balanced Fund	0.75%	0.06%	0.45%	1.26%	(0.02)%	1.24%
Tax Exempt Bond Fund	0.50%	0.16%	0.40%	1.06%	(0.21)%	0.85%
Short-Term Bond Fund	0.50%	0.01%	0.42%	0.93%	(0.08)%	0.85%
Bond Fund	0.75%	0.00%	0.43%	1.18%	(0.33)%	0.85%

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Class Y

	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Waiver of Fund Expenses^	Net Expenses
Growth Fund	0.75%	0.09%	0.41%	1.25%	(0.01)%	1.24%
Balanced Fund	0.75%	0.06%	0.45%	1.26%	(0.02)%	1.24%
Tax Exempt Bond Fund	0.50%	0.16%	0.40%	1.06%	(0.21)%	0.85%
Short-Term Bond Fund	0.50%	0.01%	0.42%	0.93%	(0.08)%	0.85%
Bond Fund	0.75%	0.00%	0.43%	1.18%	(0.33)%	0.85%

^	Certain service providers have contractually agreed to waive fees and reimburse other Fund expenses until October 31, 2005, so that all custody fees are waived for all Funds and so that Total Annual Fund Operating Expenses do not exceed 0.85% for the Short-Term Bond Fund, the Bond Fund and the Tax Exempt Bond Fund. The fee waiver and expense reimbursement may be terminated at any time after October 31, 2005 at the discretion of the service providers.

Example (Class A)     This example is designed so that you may compare the cost of investing in the Funds with the cost of investing in other mutual Funds. The example assumes that:
•	you invest $10,000 for the time periods indicated;

•	you redeem all of your shares at the end of the time periods;

•	your investment has a hypothetical 5% return each year;

•	all distributions are reinvested; and

•	each Fund’s operating expenses remain the same.

Because actual return and expenses will be different, the example is for comparison purposes only. Each Fund’s actual performance and expenses may be higher or lower. Based on the above assumptions, your costs for each Fund would be:

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$669	$924	$1,198	$1,977
Balanced Fund	$669	$926	$1,202	$1,987
Tax Exempt Bond Fund	$508	$728	$ 965	$1,646
Short-Term Bond Fund	$335	$531	$ 744	$1,357
Bond Fund	$508	$753	$1,016	$1,768

Example (Class Y)     This example is designed so that you may compare the cost of investing in the Funds with the cost of investing in other mutual Funds. The example assumes that:
•	you invest $10,000 for the time periods indicated;

•	you redeem all of your shares at the end of the time periods;

•	your investment has a hypothetical 5% return each year;

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•	all distributions are reinvested; and

•	each Fund’s operating expenses remain the same.

Because actual return and expenses will be different, the example is for comparison purposes only. Each Fund’s actual performance and expenses may be higher or lower. Based on the above assumptions, your costs for each Fund would be:

	1 Year	3 Years	5 Years	10 Years
Growth Fund.	$126	$396	$685	$1,510
Balanced Fund	$126	$398	$690	$1,521
Tax Exempt Bond Fund	$87	$316	$564	$1,275
Short-Term Bond Fund	$87	$288	$507	$1,136
Bond Fund	$87	$342	$617	$1,402

Management of the Funds

COUNTRY Trust Bank, 1705 Towanda Ave., Bloomington, Illinois, 61701 serves as the investment advisor to the Funds and is responsible for the selection and on-going monitoring of the securities in each Fund’s investment portfolio and managing the Funds’ business affairs. The advisor was organized as IAA Trust Company in 1970 and reorganized as COUNTRY Trust Bank in 2000. The advisor has no other investment company clients other than the Funds and affiliated series of COUNTRY Mutual Funds Trust.

Portfolio Managers

Growth Fund
A team of portfolio managers led by John D. Enlund manages the Fund. Mr. Enlund received his B.A. from St. Olaf College in 1978, his J.D. from DePaul University in 1981 and earned the Chartered Financial Analyst designation in 1986. Mr. Enlund, an Investment Officer of the advisor, manages various trust portfolios for COUNTRY Trust Bank in addition to his responsibilities with the Growth Fund. He joined the advisor in 1999. From 1996 to 1999 Mr. Enlund was Vice President of Investments and portfolio manager for Protection Mutual Insurance Company.

Other members of the committee currently include Bruce Finks, John Jacobs, Derek Vogler and Gregory M. Winn.

Mr. Finks received his B.S. in finance from Illinois State University in 1976 and earned his Chartered Financial Analyst designation in 1987. He joined the advisor in 1992 as an Equity Investment Officer and is currently the Vice President of Investments for the advisor.

Derek Vogler, a graduate of Illinois State University, received his B.S. in finance in 1993, his M.B.A. in 1995, and his Chartered Financial Analyst designation in 1998. Mr. Vogler joined in the advisor in 1995, and his current position is Investment Officer.

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See “Balanced Fund” for biographies of Mr. Jacobs and Mr. Winn.

Balanced Fund
A committee led by John D. Enlund is responsible for the stock portion of the Fund. Current members of the committee include Bruce Finks, John Jacobs, Derek Vogler, and  Gregory M. Winn. See “Growth Fund” for biographies of Mr. Enlund, Mr. Finks and Mr. Vogler.

John Jacobs is the manager of the fixed-income portion of the Fund. Mr. Jacobs earned a B.S. in business and finance in 1970 from Illinois Wesleyan University. He is a Chartered Financial Analyst and has served as a member of the advisor’s investment committee. Prior to joining the advisor in 1975, Mr. Jacobs was an account executive for one of the leading national brokerage firms. Mr. Jacobs has been managing the fixed-income portion of the Fund since December of 1978. Mr. Jacobs is also the portfolio manager for both the Short-Term Bond Fund and the Bond Fund (since January 1997).

Gregory Winn received his B.A. in Finance from University of Illinois in 1998, his M.B.A. from DePaul University in 2003, and his Chartered Financial Analyst designation in 2003. Prior to joining the advisor in 2004 as Portfolio Manager, Mr. Winn was product manager for a mutual fund firm from 1999 to 2004.

Tax Exempt Bond Fund
Mary S. Guinane is the portfolio manager for this Fund. Ms. Guinane earned a M.B.A. from Illinois State University and a B.A. in psychology and sociology from St. Ambrose College. Ms. Guinane has been with the advisor since 1981 and has managed this Fund since October 1, 1986.

Short-Term Bond Fund
John Jacobs, Chad M. Moser and Scott Skowronski are joint managers for this Fund. See “Balanced Fund” for Mr. Jacobs’ biography.

Mr. Moser received his Bachelor of Arts degree in accounting from Illinois Wesleyan University in 1998. He joined the advisor as an investment analyst in 1999, and had management responsibilities with the Money Market Fund (no longer available) from 1999 to 2001. He began assisting with the Short-Term Bond Fund in 2000. He is a Chartered Financial Analyst.

Mr. Skowronski received his Bachelor of Arts degree in Risk Management from Illinois Wesleyan University in 1997. He joined the advisor in 1998 and began assisting with the Fund in 2001. He had management responsibilities with the Money Market Fund (no longer available) from 2000-2002. He earned the Chartered Financial Analyst designation in 2002.

Bond Fund
A committee led by John Jacobs is responsible for the Fund. Other members of the committee currently include Chad Moser and Scott Skowronski, who are co-managers. See “Balanced Fund” for Mr. Jacobs’ biography and “Short-Term Bond Fund” for Mr. Moser’s biography and Mr. Skowronski’s biography.

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Your Investment - Buying Shares

This Prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the Funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase or sale would be unlawful under the securities laws of such jurisdiction.

Purchase Price: Shares of all Funds are sold at the applicable sales charge plus net asset value per share (NAV) next determined after receipt of the order by U.S. Bancorp Fund Services, LLC. The NAV for all Funds is calculated at the close of regular trading hours of the New York Stock Exchange, normally 3:00 p.m. Central Time. Each Fund’s investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds’ board of trustees.

Timing of Requests: All requests received by U.S. Bancorp Fund Services, LLC before 3:00 p.m. Central Time will be executed the same day, at that day’s closing share price. Orders received after 3:00 p.m. Central Time will be executed the following day, at that day’s closing share price. Shares will not be priced on days when the New York Stock Exchange is closed.

Stock Exchange Closings: Shares of the Funds will not be priced and are not available for purchase when the New York Stock Exchange is closed for trading including the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

General Information: The Funds reserve the right to reject any purchase order or suspend the offering of shares of the Funds. All investments must be in U.S. dollars. The Funds also reserve the right to vary the initial and subsequent investment minimums, or to waive the minimum investment requirement for any investor. The Funds will automatically cancel your purchase and charge a $25 fee for any payment returned. Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer. Checks should be made payable to COUNTRY Mutual Funds. The Fund will not accept payment in cash, including cashier’s checks or money orders. The Fund will not accept U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares of the funds. The Funds reserve the right to reject any second-party check or third-party check for the purchase of shares except checks issued by COUNTRY Trust Bank, Illinois Agricultural Association, the COUNTRYSM Insurance & Financial Services group or any of their affiliates.

Anti-Money Laundering: The Funds have established an Anti-Money Laundering Compliance Program as required by the United and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Fund is required to obtain the following information for all registered owners and all authorized individuals:

•	Full Name
•	Date of Birth
•	Social Security Number
•	Permanent Street Address (P.O. Box is not acceptable)
•	Corporate accounts require additional documentation

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Additional identification verification steps may be taken if the account is considered high risk. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days (or such other time period as disclosed in the Fund’s prospectus) if clarifying information/documentation is not received.

Please note that your application will be returned if any information is missing. If you require additional assistance when completing your application, please contact the Transfer Agent at 1-800-245-2100.

How to Buy Shares

To Open an Account By Mail
Complete and sign the application.
Mail the application and your check to:

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Please make check payable to COUNTRY Mutual Funds
Minimum initial investment for the Funds:
$1,000 for non-retirement accounts
$500 for retirement accounts including IRAs and Coverdell Savings Accounts and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) Accounts.

Initial Investment--By Wire
If you are making an initial investment in the Funds, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application, and related documents as necessary, via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the following instructions:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA Number: 075000022
For credit to: U.S. Bancorp Fund Services
Account Number: 112-952-137
For further credit to: (Investor Name, Investor Account Number, and Fund Name)

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By Automatic Investment
In order to participate in the Automatic Monthly Investment Plan, your bank must be a member of the Automated Clearing House System (“ACH”). If you wish to add the Automatic Investment Plan after your account has initially been opened, call COUNTRY Funds at 1-800-245-2100 to request the form.

Complete and return the form along with any other required materials.

Subsequent investments will be drawn from your bank account and invested into the Fund(s).
Minimum additional investment for the Funds:
$25 for Coverdell Savings Accounts, retirement accounts and UGMA/UTMA accounts
$100 for all other accounts

By Exchange
Call COUNTRY Funds at 1-800-245-2100 to request an exchange of shares into another COUNTRY Fund or any of the following Class A shares of First American Funds: Equity Income Fund, International Fund, First American Small Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, High Income Bond Fund, or Prime Obligations Fund (individually, a “selected First American Fund,” collectively, the “selected First American Funds”). There is a $5.00 fee to exchange shares of Funds via telephone. Exchanges may be made only on days when the New York Stock Exchange is open.

Before exchanging into any of the selected First American Funds, you should read its prospectus. To obtain the First American Funds’ Prospectus and any necessary authorization forms, call 1-800-245-2100. This exchange privilege does not constitute an offering or recommendation on the part of the Funds or Advisor of an investment in the First American Funds.

To Add to an Account

By Mail
Fill out an investment slip from a previous confirmation and write your account number on your check. Mail the slip and your check to:

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Please make check payable to COUNTRY Mutual Funds.

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Minimum additional investment for the Funds:
$25 if by mail for retirement accounts, UGMA/UTMA accounts, and Coverdell Savings Accounts
$100 if by mail for all other accounts
(retirement and non-retirement accounts)
$1,000 if by wire for all accounts

By Wire
Before sending your wire, please call 1-800-245-2100 to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. The wire must be received by 3:00 p.m. Central Time for same day processing.

Follow the instructions under Initial Investment - By Wire. The minimum additional investment made by wire must be for at least $1,000.

By Exchange
Call COUNTRY Funds at 1-800-245-2100 to request an exchange of shares into another COUNTRY Fund or a selected First American Fund. There is a $5 fee to exchange shares by telephone.

Your Investment - Selling Shares

Timing of Requests: All requests received in good order by U.S. Bancorp Fund Services, LLC before 3:00 p.m. Central Time will be executed the same day, at that day’s closing price. Requests received after 3:00 p.m. Central Time will be executed the following day, at that day’s closing share price.

Selling Recently Purchased Shares: If you wish to sell shares that were recently purchased by check, the Funds may delay mailing of your redemption check for up to 12 calendar days from your purchase date to allow the purchase check to clear. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

IRA Redemptions: Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Check Clearing Period: If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected. This may take up to twelve days from the purchase date.

Signature Guarantees: For your protection, your signature on a redemption request must be guaranteed by an institution eligible to provide them under federal or state law (such as a bank, savings and loan, or securities broker-dealer) on any redemptions in amounts over $50,000 in value, if you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record, if you would like the check mailed to an address other than the address on the Funds’ records, or for the redemption of corporate, partnership or fiduciary accounts, or for certain other types of transfer requests or account registration changes. Please call COUNTRY Funds at 1-800-245-2100 for information on obtaining a signature guarantee.

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How to Sell Shares

To Sell from or Close an Account

By Mail - All Funds
Write a letter of instruction that includes:
•	the Fund name,
•	your account number,
•	the name(s) in which the account is registered, and
•	the dollar value or number of shares you wish to sell.

Include all signatures and any additional documents that may be required.

Mail your request to:

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

A check will be mailed to the name(s) and address in which the account is registered.

By Systematic Withdrawal Plan - All Funds
Call us to request a form to add the SYSTEMATIC WITHDRAWAL PLAN, specifying the amount and frequency of withdrawals you would like. Be sure to maintain an account balance of $5,000 or more.

You should not make systematic withdrawals if you plan to continue investing in the Funds, due to sales charges and tax liabilities.

By Exchange
Call COUNTRY Funds at 1-800-245-2100 to request an exchange of shares into another COUNTRY Fund or a selected First American Fund. There is a $5 fee for an exchange by telephone.

By Telephone - All Funds
If you have previously authorized redemptions by telephone, call COUNTRY Funds at 1-800-245-2100 before the close of business on any business day.

Proceeds will normally be sent the next business day by first class mail. Proceeds can also be sent overnight mail for a $15 fee or they may be wired to your account ($1,000 minimum) for a $15 fee. The Funds reserve the right to limit telephone redemptions to $50,000 per day.

If you request a check, it will be sent to the address in which the account is registered.

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Reinvesting After a Sale
If you sell Class A shares of a COUNTRY Fund or a selected First American Fund (except money market shares on which you have not paid a sales charge), you may reinvest in Class A shares of that Fund, another COUNTRY Fund, or a First American Fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the Fund directly in writing or notify your investment professional.

Your Investment - Transaction Policies

Execution of Requests: Each Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next net asset value to be calculated after your request is received by U.S. Bancorp Fund Services, LLC.

Telephone Requests: For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, U.S. Bancorp Fund Services, LLC will take measures to verify the identity of the caller. If appropriate measures are taken, U.S. Bancorp Fund Services, LLC is not responsible for any losses that may occur to any account due to an unauthorized telephone call. At times of peak activity, it may be difficult to place requests by telephone.

Exchange Privileges: You may exchange shares in any COUNTRY Fund for like shares of any other COUNTRY Fund without paying an additional sales charge (e.g., Class A shares for Class A shares). Class A shareholders only may exchange shares between any COUNTRY Fund or selected First American Fund for Class A shares of any other COUNTRY Fund or selected First American Fund. In all cases, shareholders will be required to pay a sales charge only once. There is a $5 fee for exchanges by telephone. If the exchange is made by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged. A Fund may change or cancel exchange policies at any time. You may realize a capital gain or loss for federal income tax purposes when shares are exchanged. The Funds have the right to limit exchanges to four times per year.

Accounts with Low Balances: Except for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either deduct a $50 annual account maintenance fee or close your account and send you the proceeds, less any applicable contingent deferred sales charge. Before taking any action, however, the Fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

Integrated Voice Response System: You may obtain access to account information by calling COUNTRY Funds at 1-800-245-2100. The System provides share price and price change for all the Funds and gives account balances and history and allows sales or exchanges of shares.

Internet Access: You may obtain access to account information by logging on to the website, www.countryinvestment.com. The system provides share price and price change for all the Funds and gives account balances and history and allows sales or exchanges of shares.

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Description of Classes

Class A Shares

Class A shares are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Class A shares are also subject to Rule 12b-1 fees of up to 0.25% of average daily net assets which are assessed against the shares of the Fund.

If you purchase Class A shares of a Fund you will pay the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows:

Growth and Balanced

Amount of Transaction	Sales Charge as % of Offering Price*	Sales Charge as % of Net Amount Invested
Up To $49,999	5.50%	5.82%
$50,000-$99,999	4.50%	4.71%
$100,000-$249,999	3.50%	3.63%
$250,000-$499,999	2.50%	2.56%
$500,000 - $999,999	2.00%	2.04%
$1,000,000 & Above	0%	0%

Tax Exempt Bond and Bond

Amount of Transaction	Sales Charge as % of Offering Price*	Sales Charge as % of Net Amount Invested
Up To $49,999	4.25%	4.44%
$50,000-$99,999	4.00%	4.17%
$100,000-$249,999	3.50%	3.63%
$250,000-$499,999	2.50%	2.56%
$500,000 -$999,999	2.00%	2.04%
$1,000,000 & Above	0%	0%

Short-Term Bond

Amount of Transaction	Sales Charge as % of Offering Price*	Sales Charge as % of Net Amount Invested
Up To $49,999	2.50%	2.56%
$50,000-$99,999	2.00%	2.04%
$100,000-$249,999	1.50%	1.52%
$250,000-$499,999	1.00%	1.01%
$500,000 -$999,999	0.75%	0.76%
$1,000,000 & Above	0%	0%

*	Offering price includes the front-end sales load.

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Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the COUNTRY Funds and selected First American Funds, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

•	Your current investment in the Funds, and

•	Previous investments you and member(s) of your primary household group have made in the Funds, provided your investment was subject to a sales charge.

•	Your primary household group consists of you, your spouse and children living at home.

Eligible Accounts

The following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on such purchases:

•	Individual or joint accounts held in your name;

•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary; and

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation.

The following accounts are not eligible to be included in determining the sales charge was waived:

•	Investments in Class A shares of the COUNTRY or selected First American Funds, where the sales charge was waived;

•	Investments in Class Y shares of the COUNTRY Funds;

•	Investments in any other class of the First American Funds.

Valuation of Accounts

For each Fund, the sales charge discount will be determined by adding (i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A shares of any other COUNTRY Fund and/or Class A shares of a selected First American Fund that you are concurrently purchasing (including sales charge), plus (iii) the current value (including sales charges) of the Fund, or any other COUNTRY Fund or selected First American Fund that you already own and for which you paid a sales charge at the time of purchase.

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In order for an investor to receive the sales charge reduction on Class A shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined. If you purchase the Funds through different channels, for example, through a COUNTRY agent, directly from the Transfer Agent and through a third-party broker, and you want to include those assets toward a reduced sales charge, you must inform the Fund in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Fund with your most recent account statement and contact information regarding the other accounts. You should retain records necessary to substantiate historical costs, in order to verify the valuation of accounts to be aggregated. A third-party selling agent may require additional information. Unless you provide the Fund with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

More information regarding breakpoints is available free of charge on our website: www.countrymutualfunds.com. Click on “Breakpoints and Sales Load.”

Letter of Intent
By signing a Letter of Intent (LOI) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of COUNTRY and selected First American Class A Funds (excluding money market funds). Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

For Investment of Over $1 Million: There is no initial sales charge on Class A shares purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1.00% on your purchase. Note that your investment professional or financial institution will only receive a commission equal to the rate required by the actual investment (without taking into account aggregation). For example, if your aggregated investments, including your current investment total $6 million, but your current investment equals $2 million, your investment professional or financial institution may receive a commission equal to 1.00% of $2 million. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months.

Class A Shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and Profit Sharing and Pension plans, which invest $1 million or more. Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver. Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Funds’ distributor to perform share distribution services may receive a commission on such sales of the Funds equal to 0.25% on purchases in excess of $10 million. If such a commission is paid, the plan will be assessed a contingent deferred sales charge (CDSC) of 0.25% if it sells the shares within 18 months. To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

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•	Redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
•	Redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 ½.
•	Redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account’s value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.
•	Redemptions required as a result of over contribution to an IRA plan.

More information regarding breakpoints is available free of charge on our website at www.countrymutualfunds.com.  Click on Breakpoints and Sales Load.

Class Y and Class A Shares Available At Net Asset Value

Class Y shares are institutional shares that do not require that you pay a sales charge. However, Class Y shares of any COUNTRY Fund are subject to Rule 12b-1 fees of up to 0.25% of average daily net assets which are assessed against the shares of the Fund. If you purchase Class Y shares of a Fund you will pay the net asset value next determined after your order is received.

Class A shares normally require that you pay a sales charge, unless you qualify for a reduction or waiver of the sales charge. Class A shares are always subject to Rule 12b-1 fees of up to 0.25% of average daily net assets, even if the sales charge has been waived.

The following persons (i) are eligible to invest in Class Y shares; and (ii) qualify for a waiver of the sales charge for Class A shares:

1.	Shareholders of any COUNTRY Fund on or before March 1, 2002, who have continuously owned shares of any COUNTRY Fund since that date. Shareholders will be deemed to have “continuously owned shares” if they exchange shares of another COUNTRY Fund series or reinvest the proceeds of redemption from another COUNTRY Fund series within 60 days of redemption. Former shareholders of the COUNTRY Money Market Fund may satisfy these requirements by a continuous investment in the First American Prime Obligations Fund.

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2.	Full-time employees, agents, retirees and directors (trustees), and their spouses and unmarried children under age 21 sharing a mailing address, of the Illinois Agricultural Association ®, the COUNTRY® Insurance & Financial Services group and their affiliated companies.

3.	Shareholders investing through accounts at COUNTRY Trust Bank.

4.	The Illinois Agricultural Association and its affiliates and all Illinois county Farm Bureaus®.

5.	Institutional investors including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors, broker-dealers and financial advisors acting for their own accounts or for the accounts of their clients except for self-directed IRAs for which U.S. Bank, National Association, acts as custodian.

Distribution Arrangements

Class A shares are subject to a front-end sales charge. Class Y shares have no sales charges, either up-front or deferred. The Funds have adopted a plan under rule 12b-1. This plan allows each Fund to pay distribution fees for the sale and distribution of its shares. For instance, fees are paid to persons who sell the Funds’ shares. From time to time, additional cash compensation may be paid to persons affiliated with COUNTRY Capital Management Company, a registered broker-dealer affiliated with COUNTRY Trust Bank, who reach certain sales goals. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum amount which each Fund may pay for rule 12b-1 plan expenses, on an annual basis, is 0.25% of average net assets. Quasar Distributors, LLC currently serves as the distributor for the Funds on a best efforts basis.

Distributions and Taxes

Dividend Reinvestment: You may have your distributions reinvested in the Fund, another COUNTRY Fund, a selected First American Fund or mailed out by check. If you do not give the Fund instructions, your distributions will automatically be reinvested in the particular Fund. There are no fees or sales charges on reinvestments. You may not have distributions mailed out by check if you participate in the Systematic Withdrawal Plan or any Retirement Plans.

Timing of Distributions: The Funds generally distribute dividends from their net investment income and net capital gains, if any. The Growth Fund typically pays income dividends semi-annually. The Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and the Bond Fund typically pay monthly dividends.

On the ex-dividend date for a distribution, a fund’s share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you “buy the dividend.” You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

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If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the Funds’ current net asset value, and to reinvest all subsequent distributions.

Taxes: As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund in the past has done and intends to do in the future, it pays no federal income tax on the earnings it distributes to shareholders. Dividends and distributions you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. For federal income tax purposes, distributions of net investment income occurring in 2003 are taxable as ordinary income to the recipient shareholders. Qualifying distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders. The tax status of the distributions for each calendar year will be detailed in your annual tax statement from each Fund. Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences. An exchange of shares of a Fund for shares of another Fund is a sale of Fund shares for tax purposes.

Tax Exempt Bond Fund: The Fund intends to pay federally tax-exempt interest dividends to its shareholders. You may be subject to state and local taxes on distributions of federally tax-exempt income from the Fund. However, some distributions may also be taxed for federal income tax purposes (including all capital gains distributions). You will be notified regarding the designation of distributions. Information regarding the tax-exempt status of any distributions will be mailed annually. The percentage of the monthly dividend which is tax-exempt may vary from distribution to distribution. You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Bond Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Backup Withholding: By law, the Funds must withhold a percentage of your distributions and proceeds if you have not provided complete, correct taxpayer information.

Account Statements: You will receive an account statement after every transaction that affects your account balance, after any change of name or address of the registered owner, and in all other cases, quarterly.

Other Securities and Risks

Each Fund’s portfolio securities and investment practices offer certain opportunities and carry various risks. Major investments and risk factors are outlined in the front of the prospectus. Below are brief descriptions of other securities and practices, along with their associated risks. These risks are not considered principal risks for the Funds, except foreign securities in the case of the Growth Fund, the Balanced Fund, the Short-Term Bond Fund, and the Bond Fund, and any mortgage-related securities in the case of the Balanced Fund, the Short-Term Bond Fund and the Bond Fund. Any of the Funds may engage in these practices, except as otherwise described in this Prospectus and the Statement of Additional Information.

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Defensive Investing: The Funds may, from time to time, take temporary defensive positions that are inconsistent with each Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position it may not achieve its investment goals.

Foreign Securities: Foreign securities present risks beyond those of U.S. securities. They are generally more volatile and less liquid than their U.S. counterparts. Moreover, changes in currency exchange rates have the potential to reduce or eliminate certain gains achieved in securities markets or create net losses. These risks are usually higher for investments in less developed markets.

When-Issued Securities: The Funds may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Repurchase Agreements: The Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Funds could lose money.

Securities of Other Investment Companies: The Funds may acquire securities of other investment companies (including unit investment trusts) on the open market if (1) the Fund would not own more than 3% of the total outstanding voting stock of such investment company; (2) such investment represents not more than 5% of the value of the Fund’s assets; or (3) such investment plus investments in all other investment companies represents not more than 10% of the value of the Fund’s assets.

Zero Coupons: A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Fund to liquidate portfolio securities at a disadvantageous time.

Asset-Backed Securities: Asset-backed securities represent interests in pools of debt (other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Mortgage-Related Securities: These securities, which represent interests in pools of mortgages, may offer attractive yields but generally carry additional risks. The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the money at a lower rate. The price or yield of mortgage-related securities may fall if they are redeemed later than expected.

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Non-Insured: An investment in the Funds is not a deposit of COUNTRY Trust Bank, the advisor, and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of Thrift Supervision or any other government agency.

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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund(s) would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP for the years ended June 30, 2004 and June 30, 2003, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report which is available upon request. The figures provided for the years ended June 30, 2002 and earlier were audited by other independent auditors.

Country Growth Fund

	Years ended June 30,

Class Y Shares	2004	2003	2002	2001	2000
Net asset value, beginning of year	$19.24	$19.48	$22.58	$27.41	$27.24

Income from investment operations
Net investment income	0.14	0.14	0.12	0.14	0.12
Net realized and unrealized gains (losses)	3.03	(0.26)	(3.06)	(1.08)	2.46
Total from investment operations	3.17	(0.12)	(2.94)	(0.94)	2.58

Less Distributions
Dividends on net investment income	(0.13)	(0.12)	(0.13)	(0.15)	(0.16)
Distribution from capital gains	--	--	(0.03)	(3.74)	(2.25)
Total distributions	(0.13)	(0.12)	(0.16)	(3.89)	(2.41)
Net asset value, end of year	$22.28	$19.24	$19.48	$22.58	$27.41
Total investment return	16.54%	-0.58%	-13.10%	-3.87%	10.29%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$175,300	$150,560	$157,630	$180,856	$194,505
Ratio of expenses to average net assets:
Before expense waiver	1.25%	1.16%	1.06%	1.12%	1.16%
After expense waiver	1.24%	1.14%	1.04%	1.10%	1.13%
Ratio of net investment income to average net assets:
Before expense waiver	0.64%	0.78%	0.54%	0.53%	0.41%
After expense waiver	0.65%	0.80%	0.56%	0.55%	0.44%
Portfolio turnover rate(2)	12.41%	9.94%	17.24%	22.23%	30.82%

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Country Growth Fund

			March 1, 2002 (1)
	Year Ended	Year Ended	through
	June 30, 2004	June 30, 2003	June 30, 2002
Class A Shares
Net asset value, beginning of period	$19.26	$19.47	$21.59

Income from investment operations
Net investment income	0.14	0.14(3)	0.01
Net realized and unrealized gains (losses)	3.03	(0.23)	(2.13)
Total from investment operations	3.17	(0.09)	(2.12)

Less Distributions
Dividends on net investment income	(0.13)	(0.12)	--
Distribution from capital gains	--	--	--
Total distributions	(0.13)	(0.12)	--
Net asset value, end of period	$22.30	$19.26	$19.47

Total investment return(4)	16.52%	-0.42%	-9.82%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$6,175	$2,375	$819
Ratio of expenses to average net assets:
Before expense waiver	1.25%	1.16%	1.06%*
After expense waiver	1.24%	1.14%	1.04%*
Ratio of net investment income to average net assets:
Before expense waiver	0.64%	0.78%	0.54%*
After expense waiver	0.65%	0.80%	0.56%*
Portfolio turnover rate(2)	12.41%	9.94%	17.24%

(1)	Class A inception date.
(2)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)	Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout the period.
(4)	Total investment return does not reflect sales load.
*	Annualized.

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Country Balanced Fund

	Years ended June 30,

Class Y Shares	2004	2003	2002	2001(3)	2000(3)
Net asset value, beginning of year	$13.77	$13.50	$15.00	$16.95	$17.12

Income from investment operations
Net investment income	0.24	0.24	0.25	0.31	0.36
Net realized and unrealized gains (losses)	1.06	0.28	(1.47)	(0.49)	0.96
Total from investment operations	1.30	0.52	(1.22)	(0.18)	1.32

Less Distributions
Dividends on net investment income	(0.23)	(0.25)	(0.24)	(0.31)	(0.36)
Distribution from capital gains	(0.04)	--	(0.04)	(1.46)	(1.13)
Total distributions	(0.27)	(0.25)	(0.28)	(1.77)	(1.49)
Net asset value, end of year	$14.80	$13.77	$13.50	$15.00	$16.95

Total investment return	9.56%	3.98%	-8.23%	-1.24%	8.14%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$20,603	$19,128	$19,596	$19,929	$24,743
Ratio of expenses to average net assets:
Before expense waiver	1.26%	1.47%	1.41%	1.34%	1.26%
After expense waiver	1.24%	1.45%	1.39%	1.32%	1.23%
Ratio of net investment income to average net assets:
Before expense waiver	1.63%	1.85%	1.72%	1.89%	2.13%
After expense waiver	1.64%	1.87%	1.74%	1.91%	2.16%
Portfolio turnover rate(2)	32.37%	19.91%	16.75%	19.78%	25.85%

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Country Balanced Fund

			March 1, 2002 (1)
	Year Ended	Year Ended	through
	June 30, 2004	June 30, 2003	June 30, 2002
Class A Shares
Net asset value, beginning of period	$13.81	$13.54	$14.59

Income from investment operations
Net investment income	0.24	0.25	0.05
Net realized and unrealized gains (losses)	1.06	0.27	(1.05)
Total from investment operations	1.30	0.52	(1.00)

Less Distributions
Dividends on net investment income	(0.23)	(0.25)	(0.05)
Distribution from capital gains	(0.04)	--	--
Total distributions	(0.27)	(0.25)	(0.05)
Net asset value, end of period	$14.84	$13.81	$13.54

Total investment return(4)	9.53%	3.97%	-6.84%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,617	$1,006	$310
Ratio of expenses to average net assets:
Before expense waiver	1.26%	1.47%	1.41	%*
After expense waiver	1.24%	1.45%	1.39	%*
Ratio of net investment income to average net assets:
Before expense waiver	1.63%	1.85%	1.72	%*
After expense waiver	1.64%	1.87%	1.74	%*
Portfolio turnover rate(2)	32.37%	19.91%	16.75%

(1)    Class A inception date.
(2)    Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)    Prior to October 31, 2001, the COUNTRY Balanced Fund was known as the COUNTRY Asset Allocation Fund.
(4)    Total investment return does not reflect sales load.
*    Annualized.

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Country Tax Exempt Bond Fund

	Years ended June 30,

Class Y Shares	2004	2003	2002	2001	2000
Net asset value, beginning of year	$9.07	$8.87	$8.74	$8.53	$8.65

Income from investment operations
Net investment income	0.27	0.23	0.30	0.37	0.36
Net realized and unrealized gains (losses)	(0.31)	0.30	0.18	0.28	(0.09)
Total from investment operations	(0.04)	0.53	0.48	0.65	0.27

Less Distributions
Dividends on net investment income	(0.27)	(0.23)	(0.30)	(0.37)	(0.36)
Distribution from capital gains	(0.10)	(0.10)	(0.05)	(0.07)	(0.03)
Total distributions	(0.37)	(0.33)	(0.35)	(0.44)	(0.39)
Net asset value, end of year	$8.66	$9.07	$8.87	$8.74	$8.53

Total investment return	-0.44%	6.07%	5.54%	7.73%	3.16%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$14,230	$15,096	$14,986	$15,998	$15,678
Ratio of expenses to average net assets:
Before expense waiver	1.06%	1.63%	1.26%	1.26%	1.17%
After expense waiver	0.88%	1.61%	1.23%	0.85%	1.08%
Ratio of net investment income to average net assets:
Before expense waiver	2.89%	2.50%	3.31%	3.81%	4.05%
After expense waiver	3.07%	2.52%	3.34%	4.22%	4.14%
Portfolio turnover rate(2)	26.49%	12.65%	43.39%	35.37%	16.76%

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Country Tax Exempt Bond Fund

			March 1, 2002 (1)
	Year Ended	Year Ended	through
	June 30, 2004	June 30, 2003	June 30, 2002
Class A Shares
Net asset value, beginning of period	$9.10	$8.90	$8.83

Income from investment operations
Net investment income	0.27	0.23	0.07
Net realized and unrealized gains (losses)	(0.29)	0.30	0.07
Total from investment operations	(0.02)	0.53	0.14

Less Distributions
Dividends on net investment income	(0.27)	(0.23)	(0.07)
Distribution from capital gains	(0.10)	(0.10)	--
Total distributions	(0.37)	(0.33)	(0.07)
Net asset value, end of period	$8.71	$9.10	$8.90

Total investment return(3)	-0.21%	6.05%	1.61%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$205	$98	$11
Ratio of expenses to average net assets:
Before expense waiver	1.06%	1.63%	1.26%*
After expense waiver	0.88%	1.61%	1.23%*
Ratio of net investment income to average net assets:
Before expense waiver	2.89%	2.50%	3.31%*
After expense waiver	3.07%	2.52%	3.34%*
Portfolio turnover rate(2)	26.49%	12.65%	43.39%

(1)    Class A inception date.
(2)    Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)    Total investment return does not reflect sales load.
*    Annualized.

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Country Short-Term Bond Fund

	Years ended June 30,

Class Y Shares	2004	2003	2002	2001(3)	2000(3)
Net asset value, beginning of year	$10.42	$10.37	$10.18	$9.91	$9.99

Income from investment operations
Net investment income	0.30	0.32	0.42	0.52	0.51
Net realized and unrealized gains (losses)	(0.23)	0.13	0.21	0.27	(0.08)
Total from investment operations	0.07	0.45	0.63	0.79	0.43

Less Distributions
Dividends on net investment income	(0.33)	(0.32)	(0.42)	(0.52)	(0.51)
Distribution from capital gains	(0.04)	(0.08)	(0.02)	--	--
Total distributions	(0.37)	(0.40)	(0.44)	(0.52)	(0.51)
Net asset value, end of year	$10.12	$10.42	$10.37	$10.18	$9.91

Total investment return	0.76%	4.42%	6.37%	8.13%	4.43%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$39,410	$40,345	$33,410	$28,254	$26,988
Ratio of expenses to average net assets:
Before expense waiver	0.93%	0.96%	0.89%	0.99%	0.90%
After expense waiver	0.85%	0.85%	0.84%	0.85%	0.84%
Ratio of net investment income to average net assets:
Before expense waiver	2.75%	3.00%	4.04%	4.97%	5.06%
After expense waiver	2.83%	3.11%	4.09%	5.11%	5.12%
Portfolio turnover rate(2)	67.46%	46.94%	74.60%	14.09%	7.95%

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Country Short-Term Bond Fund

			March 1, 2002 (1)
	Year Ended	Year Ended	through
	June 30, 2004	June 30, 2003	June 30, 2002
Class A Shares
Net asset value, beginning of period	$10.48	$10.42	$10.31

Income from investment operations
Net investment income	0.30	0.32	0.06
Net realized and unrealized gains (losses)	(0.23)	0.14	0.11
Total from investment operations	0.07	0.46	0.17

Less Distributions
Dividends on net investment income	(0.33)	(0.32)	(0.06)
Distribution from capital gains	(0.04)	(0.08)	--
Total distributions	(0.37)	(0.40)	(0.06)
Net asset value, end of period	$10.18	$10.48	$10.42

Total investment return(4)	0.86%	4.50%	1.64%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,374	$920	$113
Ratio of expenses to average net assets:
Before expense waiver	0.93%	0.96%	0.89%*
After expense waiver	0.85%	0.85%	0.84%*
Ratio of net investment income to average net assets:
Before expense waiver	2.75%	3.00%	4.04%*
After expense waiver	2.83%	3.11%	4.09%*
Portfolio turnover rate(2)	67.46%	46.94%	74.60%

(1)    Class A inception date.
(2)    Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)    Prior to October 31, 2001, the COUNTRY Short-Term Bond Fund was known as the COUNTRY Short-Term Government Bond Fund.
(4)    Total investment return does not reflect sales load.
*    Annualized.

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Country Bond Fund

	Years ended June 30,

Class Y Shares	2004	2003	2002	2001(3)	2000(3)
Net asset value, beginning of year	$10.98	$10.46	$10.28	$9.75	$10.01

Income from investment operations
Net investment income	0.43	0.45	0.52	0.57	0.56
Net realized and unrealized gains (losses)	(0.40)	0.53	0.30	0.53	(0.16)
Total from investment operations	0.03	0.98	0.82	1.10	0.40

Less Distributions
Dividends on net investment income	(0.42)	(0.45)	(0.52)	(0.57)	(0.56)
Distribution from capital gains	(0.31)	(0.01)	(0.12)	--	(0.10)
Total distributions	(0.73)	(0.46)	(0.64)	(0.57)	(0.66)
Net asset value, end of year	$10.28	$10.98	$10.46	$10.28	$9.75

Total investment return	0.43%	9.59%	8.15%	11.49%	4.21%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$39,813	$47,784	$47,149	$43,909	$40,000
Ratio of expenses to average net assets:
Before expense waiver	1.18%	1.12%	1.11%	1.17%	1.10%
After expense waiver	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	3.74%	3.88%	4.67%	5.29%	5.46%
After expense waiver	4.07%	4.15%	4.93%	5.61%	5.71%
Portfolio turnover rate(2)	77.46%	74.73%	37.75%	49.90%	42.62%

44

Country Bond Fund

			March 1, 2002 (1)
	Year Ended	Year Ended	through
	June 30, 2004	June 30, 2003	June 30, 2002
Class A Shares
Net asset value, beginning of period	$11.05	$10.54	$10.38

Income from investment operations
Net investment income	0.43	0.45	0.08
Net realized and unrealized gains (losses)	(0.40)	0.52	0.16
Total from investment operations	0.04	0.97	0.24

Less Distributions
Dividends on net investment income	(0.42)	(0.45)	(0.08)
Distribution from capital gains	(0.31)	(0.01)	--
Total distributions	(0.73)	(0.46)	(0.08)
Net asset value, end of period	$10.36	$11.05	$10.54

Total investment return(4)	0.53%	9.42%	2.30%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,993	$1,137	$141
Ratio of expenses to average net assets:
Before expense waiver	1.18%	1.12%	1.11%*
After expense waiver	0.85%	0.85%	0.85%*
Ratio of net investment income to average net assets:
Before expense waiver	3.74%	3.88%	4.67%*
After expense waiver	4.07%	4.15%	4.93%*
Portfolio turnover rate(2)	77.46%	74.73%	37.75%

(1)    Class A inception date.
(2)    Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)    Prior to October 31, 2001, the COUNTRY Bond Fund was known as the COUNTRY Long-Term Bond Fund.
(4)    Total investment return does not reflect sales load.
*    Annualized.

45

Additional Information
Annual/Semi-Annual Report to Shareholders:

Additional information about each Fund’s investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current annual/semi-annual report or SAI, please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-245-2100

or contact

COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

investment and retirement solutions

COUNTRY Trust Bank
1705 Towanda Ave., PO Box 2020
Bloomington, IL 61701
www.countryinvestment.com

SEC file # 811-10475

46

STATEMENT OF ADDITIONAL INFORMATION

October 28, 2004

COUNTRY Growth Fund
COUNTRY Balanced Fund
COUNTRY Tax Exempt Bond Fund
COUNTRY Short-Term Bond Fund
COUNTRY Bond Fund
Each a series of COUNTRY Mutual Funds Trust

1705 Towanda Ave.
Bloomington, IL 61701
(309) 821-4600

This Statement of Additional Information is not a prospectus and is intended only to provide additional information regarding the activities and operations of the Funds. It should be read in conjunction with the Funds’ Prospectus dated October 28, 2004, and is incorporated by reference in its entirety into the Prospectus. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus. The Funds’ most recent Annual Report and Semi-Annual Report to Shareholders are separate documents that are incorporated by reference in this Statement of Additional Information. The Annual Report and Semi-Annual Report may be obtained without charge from COUNTRY Trust Bank, 1705 Towanda Ave., Bloomington, IL 61701, or by contacting the Funds’ principal underwriter, Quasar Distributors, Inc., 615 E. Michigan Street, Milwaukee, WI 53202, (1-800-245-2100).

B-2

History of the Funds

This Statement of Additional Information pertains to COUNTRY Mutual Funds Trust, a Delaware trust incorporated August 13, 2001. Effective October 31, 2001, COUNTRY Mutual Funds Trust became the successor in interest to four Maryland corporations, COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc. and COUNTRY Taxable Fixed Income Series Fund, Inc. through a reorganization approved by shareholders of each of the funds.

COUNTRY Mutual Funds Trust consists of nine funds (series). Four of the funds are sold to insurance company separate accounts in connection with variable annuity contracts or variable life insurance policies. This Statement of Additional Information does not pertain to those funds and does not modify the information provided in relation to those funds. This Statement of Additional Information pertains to the following five separate funds (each a “Fund,” and collectively, the “Funds”) described herein:

COUNTRY Growth Fund (“Growth Fund”)
COUNTRY Balanced Fund (“Balanced Fund”)
COUNTRY Tax Exempt Bond Fund (“Tax Exempt Bond Fund”)
COUNTRY Short-Term Bond Fund (“Short-Term Bond Fund”)
COUNTRY Bond Fund (“Bond Fund”)

Each of the Funds issues Class A shares that are subject to a front-end sales load as described in the Prospectus. Each of the Funds issues Class Y shares that are not subject to a sales load. Both classes of all Funds have a Distribution Plan under Rule 12b-1.

Classification:
The Funds are classified as open-end, management investment companies. The Funds are diversified, which means that, with respect to 75% of its total assets, a Fund will not invest more than 5% of its assets in the securities of any single issuer (other than securities issued by the U. S. government or its agencies or instrumentalities).

B-3

Description of Investments and Risks

The following paragraphs provide a more detailed description of the investment policies and risks of the Funds as described in the Prospectus. None of these investment policies are fundamental and may be changed by the Board of Trustees of the Trust (“Board”).

Credit Quality:

The following section describes credit quality ratings applicable to various types of investments of the Funds. Under normal circumstances, the Funds will not purchase investments below these ratings. However, each Fund may purchase investments which, although not rated, are considered by management to have investment quality comparable to the applicable minimum rating. In the event a security held by the Fund is downgraded below the minimum rating stated below, the investment advisor shall promptly reassess the risks involved and take such actions as it determines are in the best interests of the Fund and its shareholders.

Growth Fund: When investing in fixed income securities, the Growth Fund’s management intends to invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody’s Investors Service, Inc. (“Moody’s”)(Aaa, Aa, A, or Baa) or Standard & Poor’s (“S&P”)(AAA, AA, A, or BBB).

Balanced Fund: The Fund may invest in commercial paper rated in the top two grades - “Prime-1” or “Prime-2” by Moody’s or “A-1” or “A-2” by S&P; and fixed income securities rated at the time of purchase within the four highest grades assigned by Moody’s (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB).

Tax Exempt Bond Fund: The Fund’s investments in municipal bonds will be those which are rated at the time of purchase within the four highest grades assigned by Moody’s (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB) or in non-rated equivalents. Temporary investments made by the Fund may consist of: (1) notes issued by or on behalf of municipal issuers backed by the Federal Government; (2) notes of issuers having, at the time of purchase, an outstanding issue of municipal bonds rated within the four highest grades of Moody’s or S&P; (3) municipal notes rated at the time of purchase within the two highest grades assigned by Moody’s (MIG-1 and MIG-2); (4) obligations of the U.S. government, its agencies or instrumentalities; (5) bonds, notes and certificates rated within the four highest grades of Moody’s or S&P; (6) commercial paper rated within the two highest grades assigned by Moody’s (P-1 or P-2) or by S&P (A-1 or A-2); and (7) debt securities (including repurchase agreements) issued or guaranteed by domestic banks having investment quality, in management’s opinion, comparable to debt securities of the type described in category(5) above. The portfolio manager may buy non-rated municipal bonds if the advisor judges them to be equivalent to investment-grade. The fund may invest up to 20% of net assets in non-rated bonds, taxable investments or investments subject to alternative minimum tax.

Bond Fund and Short-Term Bond Fund: At least 80% of the fund’s assets will consist of obligations of corporations or other entities which, at the time of purchase by the fund are rated at least “A-” by S&P or “A3” by Moody’s, and of securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. Up to 20% of the fund’s net assets may consist of commercial paper of U.S. issuers rated “A-1” or “A-2” by S&P or “P-1” or “P-2” by Moody’s, certificates of deposit, time deposits and bankers’ acceptances, and bonds which are rated in any category lower than “A-” by S&P and “A3” by Moody’s. When deemed necessary for temporary defensive purposes, the fund’s investment in commercial paper, certificates of deposit, time deposits and bankers’ acceptances may exceed 20% of its net assets, although the fund currently does not intend to invest more than 5% of its assets in any one of these types of instruments. Commercial paper and certificates of deposit could be over 5%. Under no circumstances will the fund invest more than 20% of its net assets in corporate bonds which are rated lower than “A-” by S&P and “A3” by Moody’s or are unrated. Obligations rated “BBB” by S&P and “Baa” by Moody’s are considered investment grade obligations which lack outstanding investment characteristics and may have speculative characteristics as well.

B-4

Description of Investments:
Shareowners should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the funds. Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of transaction. Under normal circumstances, only the Funds indicated will invest in each type of security.

Fixed-Income Securities:
All Funds may invest in fixed-income securities. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Foreign Securities:
Since the Growth Fund, the Short-Term Bond Fund, the Bond Fund (up to 10%) and the Balanced Fund may invest in securities of foreign issuers, these Funds may be subject to investment risks that are greater in some respects than those incurred by a portfolio which invests only in securities of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities.

Forward Commitments and When-Issued Securities:
The Bond Fund, Short-Term Bond Fund, Tax Exempt Bond Fund, and Balanced Fund may purchase securities on a forward commitment or when-issued basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the commitment to purchase. The Funds will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the fund may sell these securities before the settlement date if it is deemed advisable. To facilitate purchases, equivalent deliverable securities will be pledged for the transactions. On delivery dates for such purchases, the Funds will meet the purchase obligations from maturities, sales of other securities or from other available sources of cash. During the time the purchase is outstanding, the contract is marked to market daily and included on the Funds’ Schedule of Investments. The Funds will not accrue income in respect of a forward commitment or when-issued security prior to its stated delivery date.

Securities purchased on a forward commitment or when-issued basis and the debt securities in general, are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the publics perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its net asset value per share.

B-5

Government Securities:
All Funds may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities which includes U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law. The Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

Mortgage-Related Securities:
The Short-Term Bond Fund, Bond Fund and Balanced Fund may invest in mortgage-related securities which are collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Government National Mortgage Association and government-related organizations such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. Mortgage-related securities are a form of derivative securities. The mortgage-related securities in which the fund may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain mortgage-backed securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgage underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgage and, therefore, it is not possible to predict accurately the security’s return to the Fund. Each Fund also may invest in collateralized mortgage obligations structures on pools of mortgage pass-through certificates or mortgage loans. The issuers of collateralized mortgage obligations typically do not have assets other than those pledged to secure separately the obligations. Holders of these obligations must rely principally on distributions on the underlying mortgage-related securities and other collateral securing the obligations for payments of principal and interest on the obligations. If the collateral securing the obligations is insufficient to make payments on the obligations, a holder could sustain a loss. Collateralized mortgage obligations will be purchased only if rated in one of the two highest rating categories by an NRSRO such as Moody’s or S&P.

Municipal Bonds:
The Tax Exempt Bond Fund, Short-Term Bond Fund, Bond Fund, and Balanced Fund may purchase municipal bonds which are generally debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. They are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as: airports, bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which municipal bonds may be issued include obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide: privately-operated housing facilities, airports, mass transit, industrial port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of facilities and certain industrial development bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of or to provide equipment for privately-operated industrial or commercial facilities, may qualify as municipal bonds, although current Federal tax laws place substantial limitations on the size of such funds. Moreover, when an industrial development bond is backed only by the assets and revenue of the non-governmental user, then such non-governmental user is deemed to be the issuer.

B-6

The two principal classifications of municipal bonds are “general obligation bonds” and “revenue bonds”. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the insurer of such bonds. There are variations in the security of municipal bonds, both within a particular classification and between classifications. A Fund’s portfolio may consist of any combination of general obligation bonds, revenue bonds, and industrial revenue bonds, and it can be expected that the ratios of such bonds will vary from time to time.

Yields on municipal bonds are dependent on, among other things, general money market conditions, conditions of the municipal bond market, size of a particular offering, maturity of the obligation, the financial condition of the issuer, and the rating of the issue. Additionally, the imposition of the Fund’s management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

Repurchase Agreements:
All Funds may enter into repurchase agreements which are transactions in which the Funds purchase a security (usually a U.S. government obligation) and simultaneously obtain the commitment of the seller to repurchase the security at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a fund to earn a return on cash which is only temporarily available. The Fund’s risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date, but the seller’s obligation is in effect secured by the value of the underlying security. The Funds will only invest in repurchase agreements of domestic banks maturing in seven days or less and will not invest in repurchase agreements of broker-dealers.

If the seller of a repurchase agreement should default on its obligation to repurchase the securities, a Fund may experience delays or difficulties in exercising its rights upon the securities held as collateral and might incur a loss if the value of the securities should decline. A Fund also might incur disposition costs in connection with liquidating the securities. While the Funds acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures offered by the advisor.

Restricted Securities:
The Funds will not make any investment in restricted securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933).

Securities of Other Investment Companies:
The Funds may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), or any rules and/or exemptive orders issued thereunder. To the extent the Funds invest in shares of an investment company, they will bear their pro rata share of the other investment company’s expenses, such as investment advisory and distribution fees and operating expenses.

B-7

Normal and Temporary Defensive Cash Positions:
All Funds invest a portion of their assets in cash deposits or short-term bank deposits, shares of money market funds and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, or banker’s acceptances. During periods of unusual economic or market conditions or for temporary defensive purposes, each Fund may increase its investment in cash or related investments.

Zero Coupon Securities:
The Bond Fund, Short-Term Bond Fund and Balanced Fund may invest in zero coupon U.S. Government securities, which are U.S. Government obligations that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The Fund also may invest in zero coupon securities issued by corporations and financial institutions and by foreign governments where such securities are denominated in U.S. dollars. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market price of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

Investment Restrictions

Fundamental Investment Restrictions
The following investment restrictions are considered fundamental which means that they may only be changed by the vote of a majority of a Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such Fund’s outstanding shares.

Restrictions Applicable to All Funds

No Fund will:

•	Borrow money or authorize or issue any class of senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

•	Underwrite or participate in the underwriting of securities of other issuers, except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Funds’ ability to invest in securities issued by other registered investment companies.

•	Purchase or sell real estate, commodities, or commodity contracts. However, subject to other investment policies and restrictions the Funds may invest in securities of companies that deal in real estate or are engaged in the real estate business. A Fund may hold and sell real estate acquired through default, liquidation or other distribution of an interest in real estate as a result of the Fund’s ownership of securities.

•	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

•	Purchase securities (except securities issued or guaranteed by the US Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or if it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. The term “issuer” as used by the Tax Exempt Bond Fund will mean any one state municipality, agency, authority, instrumentality or other entity which is directly responsible for the payment of debt service on its outstanding obligations.

B-8

•	Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States (tax exempt securities only), or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Restrictions
The following restrictions are imposed by the management of the Funds, and may be modified by the Board of Trustees of the Funds without shareholder approval. All restrictions listed in this Statement of Additional Information other than those listed above as fundamental investment restrictions are non-fundamental. In addition to other restrictions previously noted,

Each Fund will not:

•	Invest in companies for purposes of exercising control or management.

•	Buy from or sell portfolio securities to any of its officers, trustees, employees, advisor or underwriter as principals except as otherwise approved by the Board of Trustees and in accordance with Section 17 of the 1940 Act.

•	Purchase securities on margin, effect a short sale of any security, purchase or sell puts, calls, straddles or spreads, or participate in any joint or joint and several trading accounts.

•	Purchase or retain securities of any company if persons affiliated with such fund or its advisor, as a group, beneficially own more than 1% of the securities of such a company.

•	Invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be disposed of in seven (7) days at a price approximately equal to the price at which the Fund is valuing the security.

•	Invest in investment companies, except in accordance with the restrictions imposed by the 1940 Act.

The Balanced Fund will not:

•	Invest less than 25% of its assets in equities or less than 25% of its assets in fixed income securities.

The Short-Term Bond Fund and Bond Fund will not:

•	Invest less than 80% of their assets in bonds.

B-9

The Tax Exempt Bond Fund will not:

•	Invest less than 80% its assets in investments the income from which is exempt from federal income tax.

•	Invest less than 80% of its assets in bonds.

Any investment policy or restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and results therefrom.

Portfolio Turnover

The table below indicates each Fund’s portfolio turnover for the two most recently completed fiscal years and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Funds do not anticipate significant variations in portfolio turnover for the fiscal year end June 30, 2004.

	Fiscal Year	Fiscal Year
Fund Name	Ended 6/30/03	Ended 6/30/04

Growth Fund	9.94%	12.41%
Balanced Fund	19.91%	32.37%
Tax Exempt Bond Fund	12.65%	26.46%
Short-Term Bond Fund	46.94%	67.46%
Bond Fund	74.73%	77.46%

The turnover rates of the Tax-Exempt Bond Fund, Short-Term Bond Fund, and Bond Funds were higher than typical in 2003 and 2004 due to market volatility and efforts to adjust average maturity in this unique interest rate environment. A portfolio turnover of 100% indicates that the equivalent of all of the fund’s assets have been sold and reinvested in a year. The amount of brokerage commissions will tend to increase as the level of portfolio activity increases. High portfolio turnover may result in the realization of substantial net capital gains or losses.

Management of the Funds

Trustees and Officers of the Funds
The operations of each fund are under the direction of a Board of Trustees who have been elected by the shareholders of COUNTRY Mutual Funds Trust(1). The Board establishes each fund’s policies and oversees and reviews the management of each fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the funds. To assist the trustees and officers in carrying out their duties and responsibilities, the funds have employed COUNTRY Trust Bank as their investment advisor. The Board reviews the various services provided by the advisor to ensure that each fund’s general investment policies and programs are being carried out and administrative services are being provided to the funds in a satisfactory manner.

The trustees and executive officers of the funds and their principal occupations during the past five years are set forth below. Trustees are elected to serve until the next meeting of shareholders or until their successors are elected and qualified. Officers are elected annually by the Trustees to serve for one year or until the next election of officers of the Trust. The table below indicates that the Board of Trustees currently consists of five trustees that are not considered to be “interested persons” (as that term is defined in the 1940 Act) (“Independent Trustees”) and three trustees that are considered to be interested persons of the funds. All trustees classified by the funds as “interested trustees” also serve as directors of Illinois Agricultural Association (“IAA”), Illinois Agricultural Holding Co. (“IAHC”), COUNTRY Life Insurance Company (“CLIC”), COUNTRY Mutual Insurance Company (“CMIC”) and COUNTRY Trust Bank (“CTB”). IAHC owns 99.9% of the outstanding stock of CLIC. CLIC owns 100% of the outstanding stock of CTB. Philip T. Nelson serves as Trustee and as President of CLIC, CTB, IAHC and IAA.

B-10

Board of Trustees

Name, Address, and Age(1)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Nancy J. Erickson, 47	Trustee	1995-Present	Farmer.	9	President of McHatton Farm Management, Inc., 1981 to date.
Ailene Miller, 78	Trustee	1991-Present	Retired.	9	McLean County (Illinois) Board Member, 1986 to date; Member of IAA Foundation Trustee Emeritus, 1988 to date.
Charlot R. Cole, 63	Trustee	1996-Present	Farmer.	9
Property Developer, 1979 to date;

Member Macoupin-Greene County Cooperation Extension Council (formerly Macoupin County Cooperative Extension Council), 1992 to date and President, 1995 to date;

Secretary/Treasurer, Cole Farms, Inc., 1993 to date.

Roger D. Grace, 57	Trustee	2001-Present	Farmer.	9	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.

B-11

Name, Address, and Age(1)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Robert W. Weldon, 70	Trustee	2003-Present	Retired.	9
Board Member: Town of Normal Police Pension Board, 2001 to date;

Vice President-Finance & Treasurer: Illinois Agricultural Association and Affiliated Companies, 1974 to 1998(3); Treasurer:

IAA Trust Company (Now COUNTRY Trust Bank), 1974 to 1998.

Interested Trustees(2)
Philip T. Nelson, 47	Trustee & President	2003-Present	Farmer.	9
Director and President: Illinois Agricultural Association and Affiliated Companies, 2003 to date(3);

Director and President: COUNTRY Trust Bank, 2003 to date;

Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date.

Robert L. Phelps, 52	Trustee	2000-Present	Farmer.	9	Director: Illinois Agricultural Association and Affiliated Companies, 1992 to date; Director: COUNTRY Trust Bank, 1998 to date.
David A. Downs, 56	Trustee	2002-Present	Farmer.	9	Director: Illinois Agricultural Association and Affiliated Companies, 1996 to date; Director: COUNTRY Trust Bank, 2000 to date.

(1)	Each of the interested Trustees/nominees either serves or served within the past two (2) years as a Director of the Illinois Agricultural Association (IAA), Illinois Agricultural Holding Co. (IAHC), COUNTRY Life Insurance Company (CLIC), COUNTRY Mutual Insurance Company (CMIC), and COUNTRY Trust Bank (CTB). IAA owns 98.5% of the outstanding voting securities of IAHC. IAHC owns 99.9% of the outstanding voting securities of CLIC. CLIC owns 100% the outstanding voting securities of CTB. CLIC owns 100% of the outstanding voting securities of CCMC.

(2)	The mailing address for all the Funds’ Officers and Trustees is in care of the COUNTRY Mutual Funds, 1705 Towanda Avenue, Bloomington, Illinois 61701.

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(3)	Affiliated Companies of the Illinois Agricultural Association include without limitation members of the COUNTRY Insurance & Financial Services Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company, and IAA Foundation.

Officers

Name, Address, and Age(1)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Richard L. Guebert, Jr., 53	Vice President	2004 - Present
Director and Vice President: Illinois Agricultural Association and Affiliated Companies: 2003 to date; Vice President: COUNTRY Trust Bank, 2003 to date; President-Randolph County Farm Bureau, 1997 to 2003. Farmer.

John D. Blackburn, 56	Vice President	2001-Present	Chief Executive Officer: COUNTRY Insurance & Financial Services(1), 2001 to date; Senior Vice President Marketing: COUNTRY Insurance & Financial Services, 1996 to 2001.
Robert W. Rush, Jr., 59	Vice President	1999-Present	Executive Vice President & Trust Officer: COUNTRY Trust Bank, 1999 to date.
Bruce D. Finks, 51	Vice President	1996-Present	Vice President - Investments: COUNTRY Trust Bank, 1995 to date.
Robert J. McDade, 36	Vice President	2003-Present
Vice President - Trust Services and Trust Officer: COUNTRY Trust Bank, 3/17/03 to date, Compliance Officer, Anti-Money Laundering Compliance Officer, 3/17/03 - 4/26/04. Assistant General Counsel: Illinois Agricultural Association, Office of the General Counsel, 1995-2003 (Attorney: 1995-1998; General Attorney: 1998-2002).

Phillip T. Nelson, 47	President	2003-Present
Director and President: Illinois Agricultural Association and Affiliated Companies, 2003 to date; Director and President: COUNTRY Trust Bank, 2003 to date; Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date. Farmer.

Paul M. Harmon, 62	General Counsel Secretary	1996-Present 1995-Present
General Counsel: Illinois Agricultural Association and Affiliated Companies, 1996 to date; Secretary: Illinois Agricultural Association and Affiliated Companies, 1998 to date; General Counsel & Secretary, COUNTRY Trust Bank, 1996 to date.

William J. Hanfland, 63	Treasurer	2003-Present
Vice President-Finance & Treasurer: Illinois Agricultural Association and Affiliated Companies, June, 2003 to date(3); Treasurer: Illinois Agricultural Holding Co. and Illinois Agricultural Service Company, June, 2003 to date; Assistant Treasurer: Illinois Agricultural Association and Affiliated Companies, 1981 to 2003.

Richard F. Day, 64	Controller	1992-Present	Controller, COUNTRY Trust Bank, 1974 to date.
Barbara L. Mosson, 52	Compliance Officer, Anti-Money Laundering Compliance Officer	2004 - Present	Compliance Officer, COUNTRY Trust Bank, 2000 to date; Compliance Officer, Busey Bank, 1996-2000 (including predecessor company).

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(1)	COUNTRY Insurance & Financial Services is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Medical Plans, Inc., COUNTRY Capital Management Company, COUNTRY Trust Bank, CC Services, Inc., and other Affiliated Companies.

Committees
The Funds currently have an Executive Committee, Nominating and Conflicts Committee, Audit Committee and Qualified Legal Compliance Committee.

Executive Committee: The Executive Committee is currently comprised of TrusteesNelson, Erickson, and Miller. Under the Bylaws of the Funds, the Executive Committee is empowered to exercise any and all of the powers of the Board in the management of the business and affairs of the Funds. The Executive Committee did not hold any meetings between June 30, 2003 and June 30, 2004.

Nominating and Conflicts Committee: The Nominating and Conflicts Committee is currently comprised of five (5) Independent Trustees: Trustees Cole, Erickson, Grace, Miller, and Weldon. The function of the Nominating and Conflicts Committee is to nominate for election (or appointment) non-interested Trustees of the Funds and to monitor the Funds for conflicts. The Nominating and Conflicts Committee met three (3) times between June 30, 2003 and June 20, 2004. The Nominating and Conflicts Committee met on July 21, 2003 and nominated Trustees for election by the shareholders.

Audit Committee: The Audit Committee is currently comprised of five (5) Independent Trustees: Trustees Cole, Erickson, Grace, Miller, and Weldon. The functions of the Audit Committee include recommending independent auditors to the Board, monitoring the independent auditors’ performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Board. The Audit Committee was formed by the Board of Trustees on October 29, 2001 and met three (3) times between June 30, 2003 and June 30, 2004.

Qualified Legal Compliance Committee: The Qualified Legal Compliance Committee is comprised of five (5) Independent Trustees: Trustees Cole, Erickson, Grace, Miller, and Weldon. The function of the Qualified Legal Compliance Committee includes monitoring and handling any report of securities law violation in compliance with the Sarbanes-Oxley Act of 2002. The Qualified Legal Compliance Committee was formed by the Board of Trustees on April 26, 2004 and did not hold any meetings between June 30, 2003 and June 30, 2004.

Trustees’ Holdings
The following table shows the Trustees’ ownership of the Funds’ Shares and of any other funds in the family of investments companies overseen by the Trustees:(1)

Equity Securities Beneficially Owned by Trustees

Name of Trustee	Dollar Range of Equity Securities In The Funds	Aggregate Dollar Range of Equity Securities In All Funds Overseen Or To Be Overseen By Director Or Nominee In Family Of Investment Companies
Interested Trustees
Philip T. Nelson	Growth: None Balanced: None Tax Exempt: None Short-Term: None Bond: None	None

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Name of Trustee	Dollar Range of Equity Securities In The Funds	Aggregate Dollar Range of Equity Securities n All Funds Overseen Or To Be Overseen By Director Or Nominee In Family Of Investment Companies
Interested Trustees
Robert L. Phelps	Growth: $10,001-$50,000 Balanced: $10,001-$50,000 Tax Exempt: None Short-Term: None Bond: None	$10,001-$50,000
David A. Downs	Growth: $10,001-$50,000 Balanced: None Tax Exempt: None Short-Term: $1-$10,000 Bond: $1-$10,000	$10,001-$50,000
Non-Interested (Independent) Trustees
Charlot R. Cole	Growth: $10,001-$50,000 Balanced: $10,001-$50,000 Tax Exempt: $1-$10,000 Short-Term: $1-$10,000 Bond: $1-$10,000	$10,001-$50,000
Nancy J. Erickson	Growth: $1 - $10,000 Balanced: $10,001 - $50,000 Tax Exempt: None Short-Term: $10,001 - $50,000 Bond: $10,001 - $50,000	$10,001 - $50,000
Ailene Miller	Growth: Over $100,000 Balanced: None Tax Exempt: None Short-Term: None Bond: None	Over $100,000
Roger D. Grace	Growth: $1-$10,000 Balanced: $1-$10,000 Tax Exempt: None Short-Term: None Bond: None	$1-$10,000
Robert Weldon	Growth: None Balanced: None Tax Exempt: None Short-Term: None Bond: None	None

(1)	The dollar ranges of equity securities reflected in the table above are as follows: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; or over $100,000.

No trustee who is not an interested person of the Fund or immediate family member has, during the two most recently completed calendar years had:

•	any securities interest in the principal underwriter or investment adviser of the Funds or their affiliates (other than the Funds); or

•	any material interest, direct or indirect in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or

•	any trustee or indirect relationship, in which the amount involved exceeds $60,000 including payments for property or services to/from provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

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•	any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships, with:

(i)	the Funds;
(ii)	An officer of the Funds;
(iii)	An investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of the Funds;
(iv)	An officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of the Funds;
(v)	An investment adviser or principal underwriter of the Funds;
(vi)	An officer of an investment adviser or principal underwriter of the Funds;
(vii)	A person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds; or
(viii)	An officer of a person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds;

(Excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.)

•	No officer of the investment adviser or principal underwriter of the Funds, or officers of persons directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds has served during the two most recently completed calendar years, on the Board of trustees of a company where a trustee of the Funds who are not an interested person of the Funds or immediate family member of the trustee, was during the two most recently completed calendar years an officer.

Independent Trustee Ownership of Securities
The table below provides information regarding the ownership by each Independent Trustee and his or her immediate family members) of securities of the Investment Advisor or the Distributor, and the ownership of securities in an entity controlling, controlled by or under common control with the Investor Advisor or the Distributor (not including registered investment companies), as of December 31, 2003.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Charlot R. Cole	N/A	N/A	N/A	$0	N/A
Nancy J. Erickson	N/A	N/A	N/A	$0	N/A
Ailene Miller	N/A	N/A	N/A	$0	N/A
Roger D. Grace	N/A	N/A	N/A	$0	N/A
Robert W. Weldon	N/A	N/A	N/A	$0	N/A

Compensation of Trustees
Beginning January 1, 2004, the trustees of the Funds receive a trustees’ fee of $500 per quarter. Effective January 1, 2005, this fee will increase to $750 per quarter. The trustees may also be reimbursed for travel expenses for each meeting of the Board of Trustees attended, and while engaged in special work authorized by the President of the Funds or by the Board of Trustees. Trustees and officers receive no other compensation from the Funds for their services. The Funds do not provide any pension or retirement benefits for the trustees. During the fiscal year ended June 30, 2004, the aggregate amount of fees paid to trustees and officers was $8,928.30.

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The following table provides information regarding the compensation paid by the funds to the trustees for their services during the fiscal year ended June 30, 2004.

NAME OF PERSON, POSITION	AGGREGATE COMPENSATION FROM EACH FUND FOR FISCAL YEAR ENDED JUNE 30, 2004	TOTAL COMPENSATION FROM EACH FUND FOR FISCAL YEAR ENDED JUNE 30, 2004
Charlot R. Cole, Trustee	Growth: $936.40 Balanced: $162.50 Tax Exempt: $151.40 Short-Term: $187.30 Bond: $189.90	$1,627.50
Nancy J. Erickson, Trustee	Growth: $936.40 Balanced: $162.50 Tax Exempt: $151.40 Short-Term: $187.30 Bond: $189.90	$1,627.50
Ailene Miller, Trustee	Growth: $936.40 Balanced: $162.50 Tax Exempt: $151.40 Short-Term: $187.30 Bond: $189.90	$1,627.50
Ronald R. Warfield, Trustee	Growth: $0.00 Balanced: $0.00 Tax Exempt: $0.00 Short-Term: $0.00 Bond: $0.00	$0.00
Robert L. Phelps, Trustee	Growth: $0.00 Balanced: $0.00 Tax Exempt: $0.00 Short-Term: $0.00 Bond: $0.00	$0.00
David A. Downs, Trustee	Growth: $0.00 Balanced: $0.00 Tax Exempt: $0.00 Short-Term: $0.00 Bond: $0.00	$0.00
Roger D. Grace, Trustee	Growth: $936.40 Balanced: $162.50 Tax Exempt: $151.40 Short-Term: $187.30 Bond: $189.90	$1,627.50

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Robert Weldon, Trustee	Growth: $936.40 Balanced: $162.50 Tax Exempt: $151.40 Short-Term: $187.30 Bond: $189.90	$1,627.50
Philip T. Nelson, Trustee	Growth: $0.00 Balanced: $0.00 Tax Exempt: $0.00 Short-Term: $0.00 Bond: $0.00	$0.00

Codes of Ethics

The Funds, the advisor and Distributor have adopted Codes of Ethics as required by applicable law, which are designed to prevent affiliated persons of the funds, their advisor, and Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the Code of Ethics will be effective in preventing such activities. These Codes of Ethics permit personnel to invest in securities for their own accounts.

The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room located at 450 Fifth Street, NW, Washington, DC 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Codes of Ethics are available on the SEC’s website (http://www.sec.gov) and copies may also be obtained at prescribed rates by electronic request at publicinfo@sec.gov, or by writing the SEC’s Public Reference Section at the address listed above.

Proxy Voting and Principal Holders of Securities

The Funds have authorized the advisor to vote proxies for stocks and other investments that are held within the portfolios of the Funds on behalf of its shareholders.

The advisor’s authority to vote proxies or to act with respect to other shareholder actions is established through the delegation of discretionary authority under its investment advisory contract with the Funds. The advisor votes all proxies and acts on all other shareholder actions in a timely manner as part of its discretionary authority and in accordance with these Procedures.

When exercising voting authority for the Funds, it is the policy of the advisor to promote the interest of the Funds’ shareholders and to place the Funds’ shareholders interests first.

In order to cast an informed vote on important matters affecting companies whose stock and other investments are held for the Funds’ shareholders, the advisor will:

•	Calendar and monitor shareholder meetings.
•	Monitor corporate actions and events related to proxy solicitations.
•	Analyze and evaluate proxy solicitations when received.
•	Identify material conflicts of interest which could affect how proxies are voted.
•	Obtain client direction or consent in matters involving material conflicts of interest.
•	Conduct research appropriate to the matters(s) presented for voting.
•	Document voting decisions, including instances where voting is not exercised.
•	Retain voting records in an easily accessible format for six years, the first two years on premises.

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Conflicts of Interest
The advisor will take all necessary steps to ensure that proxies are voted in the best interests of the Funds’ shareholders. The Investment Advisor seeks to identify potential material conflicts of interest between the Fund(s), on the one hand, and the advisor and/or the Distributor, on the other hand, through enforcement of its Code of Ethics and other policies and procedures, including disclosing outside business interests, other business activities, personal securities holdings and transactions.

Voting Proxies
Each proxy issue will be considered individually. The advisor will conduct appropriate research for the issues presented for voting.

Routine proposals that do not change the structure, bylaws or operations of the corporation at the expense of the shareholders will usually be voted with management. Proposals that have the effect of restricting the ability of shareholders to realize the full potential value of their investment will usually be opposed. Other issues will be evaluated on a case by case basis.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the 12-month period ending June 30. The Funds’ proxy voting record is available without charge, upon request, by calling toll-free 1-800-245-2100 and on the SEC’s web site at http://www.sec.gov.

Control Persons and Principal Holders of Securities

Ownership of 25% or more of a voting security is deemed “control” as defined in the 1940 Act. So long as 25% of a fund is so owned, such owners will be presumed to be in control of such fund for purposes of voting on certain matters submitted to a vote of shareholders. Principal holders own of record or beneficially 5% or more of a fund’s outstanding voting securities.

Control Persons
As of September 30, 2004, COUNTRY Trust Bank owned of record, for the benefit of its customers, the following shares (and corresponding percentage) of the issued and outstanding capital stock of each fund:

Fund Name	Number of Shares	Percentage
Growth Fund	4,930,198.807	60.0%
Balanced Fund	1,034,658.294	65.4%
Tax Exempt Bond Fund	None	0.0%
Short-Term Bond Fund	3,746,918.409	89.3%
Bond Fund	3,836,979.685	90.5%

COUNTRY Trust Bank’s address is 1705 Towanda Avenue, Bloomington, Illinois. COUNTRY Trust Bank is organized as a federal thrift. COUNTRY Life Insurance Company owns 100% of the outstanding voting securities of COUNTRY Trust Bank.

Principal Holders
As of September 30, 2004, COUNTRY Life Insurance Company owned 96,227.589 shares or 6.08% of the outstanding shares of the Balanced Fund.

As of September 30, 2004, COUNTRY Mutual Insurance Company owned 234,484.573 shares or 14.16% of the outstanding shares of the Tax Exempt Bond Fund.

B-19

Substantially all of the issued and outstanding voting securities of COUNTRY Life Insurance Company are owned by Illinois Agricultural Holding Co. and approximately 98% of the outstanding voting securities of this latter company are owned by Illinois Agricultural Association. Each of these companies is incorporated in Illinois. The home office address for Illinois Agricultural Holding Co., Illinois Agricultural Association and COUNTRY Life Insurance Company is 1701 Towanda Avenue, Bloomington, Illinois.

Management Ownership
As of September 30, 2004, the officers and trustees of the funds as a group owned less than 1% of the issued and outstanding capital stock of any fund.

Investment Advisory and Other Services

The Investment Advisor
The funds’ investment advisor is COUNTRY Trust Bank. The funds and the advisor have entered into investment advisory agreements with respect to each fund which are renewable annually by the Board of Trustees or by votes of a majority of each fund’s outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each fund’s trustees who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The agreements may be terminated without penalty at any time by the Board of Trustees of a fund, by votes of the shareholders or by the advisor upon sixty days written notice. The agreements terminate automatically if assigned.

In considering the Investment Advisory Agreement, the Trustees considered several factors they believed, in their own business judgment, to be relevant in reviewing the Investment Management Services Agreement including but not limited to the Investment Advisor’s cost in providing the service, reasonableness of the investment advisory fees, quality and extent of services provided, and the expense ratios of the Funds relative to other comparable funds.

For providing investment advisory services and assuming certain fund expenses, each fund pays the advisor annual fees that are based on each fund’s average daily net assets. Such fees are computed on a daily basis and paid monthly. The table below lists these annual fees, as well as the total dollar amounts that each fund paid the advisor for the last three fiscal years.
Fees Paid

Fund Name	Advisory Fee	Year End 6/30/02	Year End 6/30/03	Year End 6/30/04

Growth Fund	0.75%	$1,287,612	$1,071,145	$1,275,391
Balanced Fund	0.75%	$152,262	$139,788	$165,365
Tax Exempt Bond Fund	0.50%	$78,458	$76,508	$74,945
Short-Term Bond Fund	0.50%	$156,377	$195,077	$202,246
Bond Fund	0.75%	$348,649	$367,479	$328,710

For the period ended 6/30/02, the Short-Term Bond Fund and Bond Fund waived advisory fees and reimbursed expenses totaling $11,167 and $113,770, respectively. For the period ended 6/30/03, the Short-Term Bond Fund and Bond Fund waived advisory fees and reimbursed expenses totaling $37,098 and $126, 578, respectively. For the period ended 6/30/04, the Tax-Exempt Bond Fund, Short-Term Bond Fund, and Bond Fund waived advisory fees and reimbursed expenses totaling $22,670, $26,465, and $140,152, respectively.

Controlling Shareholders
COUNTRY Life Insurance Company owns 100% of the outstanding voting securities of COUNTRY Trust Bank, the investment advisor for the funds. Illinois Agricultural Holding Co. owns 99.99% of issued and outstanding stock of COUNTRY Life Insurance Company. Approximately 98% of the issued and outstanding voting stock of the Illinois Agricultural Holding Co. is owned by the Illinois Agricultural Association, an Illinois not-for-profit membership corporation organized to promote the interest of agriculture.

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Fund Officers Affiliated with Advisor
The following persons who are officers and/or trustees of the funds also hold positions with the advisor as indicated:Philip T. Nelson, Director and President; Richard L. Guebert, Jr. - Director and Vice President; John D. Blackburn, Chief Executive Officer; Bruce D. Finks, Vice President - Investments; Robert J. McDade, Vice President - Trust Services and Trust Officer; Paul M. Harmon, Secretary and General Counsel; William J. Hanfland, Treasurer; Richard F. Day, Vice President and Controller; Robert W. Rush Jr., Executive Vice President and Trust Officer; Director; Robert L. Phelps, Director; David Downs, Director, Barbara L. Mosson, Compliance Officer.

The Distributor
The primary and exclusive distributor of the funds’ shares, pursuant to Underwriting Agreements with each fund, is Quasar Distributors, LLC (“Quasar”), located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. Quasar serves as principal underwriter and national distributor for the shares of the funds pursuant to a Distribution Agreement with the funds dated September 1, 2000 (the “Distribution Agreement”). Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the NASD. The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor as agent in connection with the distribution of fund shares, will use its best efforts to distribute the Funds’ shares.

Rule 12b-1 Plan
The shareholders of the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund have adopted a Plan of Distribution pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. All payments made pursuant to this Plan shall be made for the purpose of promoting the sale of shares or other such distribution-related expenses, including any distribution or service fees paid to securities dealers, investment advisors, financial planners, and others, who have executed a distribution agreement with the distributor.

The Plan is considered a reimbursement plan because the funds reimburse the distributor for actual distribution and shareholder servicing expenses incurred by the distributor not exceeding, on an annual basis, 0.25% of each fund’s average daily net assets. Because the funds reimburse the distributor only for actual expenditures, the distributor realizes no profit from the Plan. The Plan may be terminated at any time and the funds shall have no liability for expenses that were not reimbursed as of the date of termination. The funds do not participate in any joint distribution activities and fees paid under the Plan may not be used to finance the distribution of the shares of another fund. Any unreimbursed expenses incurred under the Plan will not be carried over to future years.

For the fiscal year ended June 30, 2004, the Funds made the following payments pursuant to the Plan.

	Advertising/ Marketing	Printing/ Postage	Compensation to distributor	Compensation to dealers	Compensation to sales personnel	Reimbursement to distributor
Growth Fund	$0	$8,194	$20,688	$130,024	$0	$158,906
Balanced Fund	$0	$990	$3,453	$16,627	$0	$21,070
Tax Exempt Bond Fund	$0	$427	$3,388	$19,627	$0	$23,738
Short-Term Bond Fund	$0	$512	$5,369	$7,205	$0	$13,086
Bond Fund	$0	$764	$5,464	$9,097	$0	$15,325

Expenses
Each fund pays all expenses not assumed by COUNTRY Trust Bank, including, but are not limited to: trustees’ fees, audit fees, legal fees, interest expenses, brokerage commissions, registration and notification of shares for sale with the SEC and with various state securities commissions, taxes, cost of insurance, fees of the funds’ administrator, transfer agent or other service providers, costs of obtaining quotations of portfolio securities, pricing of fund shares and payments under its respective distribution plans.

B-21

 Other Service Providers

Transfer Agent
U.S. Bancorp Fund Services, LLC provides transfer agency services for an annual fee, based on the number of shareholder accounts and subject to minimum fees. Management believes that the fees for these services are comparable to those charged by others who perform such accounting services.

Accounting Services
The funds have entered into Accounting Services Agreements with U.S. Bancorp Fund Services, LLC. U.S. Bancorp Fund Services, LLC provides accounting services for an annual fee, which management believes is comparable to those charged by others who perform such accounting services.

Administrative Services
The Funds have entered into Administration Agreements with U.S. Bancorp Fund Services, LLC. Under U.S. Bancorp Fund Services, LLC provides administration services for an annual fee, which is comparable to those charged by others who perform such accounting services.

For the fiscal year ended June 30, 2002, 2003, and 2004, the Funds paid the following amounts for administrative services:
Administrative Services Fee Paid

Fund Name	Year End 6/30/02	Year End 6/30/03	Year End 6/30/04
Growth Fund	$139,084	$124,139	$180,903
Balanced Fund	$34,711	$37,773	$23,555
Tax Exempt Bond Fund	$34,711	$36,996	$16,583
Short-Term Bond Fund	$34,645	$41,871	$44,485
Bond Fund	$39,301	$43,267	$49,381

The Custodian
COUNTRY Trust Bank, 1705 Towanda Ave., P.O. Box 2020, Bloomington, Illinois, 61701, serves as custodian for the Funds. COUNTRY Trust Bank is an affiliated person of the Funds. As custodian, COUNTRY Trust Bank is responsible for, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund’s investments. None of the trustees, officers or other employees of the Funds ever have personal possession of any Fund’s investments. These services do not include any managerial or policy making functions of the Funds. The Funds have agreed to pay the custodian such compensation as may be agreed upon from time to time, but currently the custodian is voluntarily waiving the receipt of any fees for custodial services.

Independent Registered Public Accounting Firm
The accounting firm of Ernst & Young LLP , 233 South Wacker Drive, Chicago, Illinois, 60606, served as independent registered public accountants for the Funds for the fiscal year ended June 30, 2004. For the fiscal years ended June 30, 2002 and earlier, a different accounting firm served as independent accountants for the Funds.

B-22

Brokerage

The Growth Fund and the Balanced Fund: These Funds always seek to effect their respective transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal so that they can obtain reasonable execution at the most favorable prices. Accordingly, each Fund, through COUNTRY Trust Bank, the investment advisor, negotiates commission rates in accordance with the reliability and quality of a broker’s or dealer’s services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the fund on a continuing basis. Thus, what a Fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, each Fund through its investment advisor maintains an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms. A Fund may, subject to the primary brokerage allocation criterion that a Fund obtain reasonable execution at the most favorable prices, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the Fund or its investment advisor. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

The primary brokerage allocation criterion of the Funds is that each fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a Fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the Fund or its investment advisor. Research information obtained from brokers and dealers while servicing the Fund may be used by COUNTRY Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by COUNTRY Trust Bank in servicing the Fund. Further, not all research information obtained from brokers and dealers while serving the Fund may be used by the Fund.

Over-the-counter transactions are usually placed with a principal market maker unless a better net security price is obtainable elsewhere.

There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for other Funds and/or other discretionary accounts served by COUNTRY Trust Bank (including one or more of these Funds). Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when a Fund, acting on the advice of COUNTRY Trust Bank, believes that to do so is in the interest of such Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

Brokerage commissions for the Funds for the past three fiscal years ended June 30, 2002, 2003, and 2004 were as follows:

Growth Fund

Year	Brokerage Commissions	Portion Paid for Research Services
2002	$160,476	$13,477
2003	$ 68,851	$17,625
2004	$ 74,425	$16,846

The table below indicates the portion of the Fund’s aggregate brokerage for fiscal year ended June 30, 2004 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

B-23

Fiscal Year Ended 6/30/2004
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$880,777	$16,846

Balanced Fund

Year	Brokerage Commissions	Portion Paid for Research Services
2002	$15,088	$193
2003	$ 9,335	$516
2004	$ 8,540	$1,536

The table below indicates the portion of the Fund’s aggregate brokerage for fiscal year ended June 30, 2004 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

Fiscal Year Ended 6/30/2004
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$137,462	$1,536

Tax Exempt Bond Fund, Short - Term Bond Fund, and Bond Fund (and other Funds purchasing fixed income securities): The Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund seek to effect their transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal, so that they can obtain reasonable execution at the most favorable prices. Accordingly, a Fund, through COUNTRY Trust Bank, its investment advisor, negotiates commission rates in accordance with the reliability and quality of a broker’s or dealer’s services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the Fund on a continuing basis. Thus, what a Fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, a Fund maintains through its investment advisor an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.

The primary brokerage allocation criterion is that each Fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a Fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the investment advisor of the Fund. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

It is the opinion of the investment advisor, that the furnishing of research, statistical, and other financial information to a Fund, or the Fund’s investment advisor, by brokers and dealers, will not materially reduce the cost to the investment advisor of fulfilling the terms of its advisory contract with the Fund because the investment advisor must review and analyze such information along with all other information available to it. Research information obtained from brokers and dealers while servicing a Fund may be used by COUNTRY Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by COUNTRY Trust Bank in servicing each Fund. Further, not all research information obtained from brokers and dealers while serving the Funds may be used by a Fund.

During the fiscal years ended 2002, 2003, and 2004 all transactions for the Tax Exempt Bond Fund, Short-Term Bond Fund, and Bond Fund were placed with a principal market dealer. No commissions are paid on transactions with the principal market dealer as the asked price on such transactions usually includes an allowance for such compensation.

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There may be occasions when portfolio transactions for the Funds are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by COUNTRY Trust Bank. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when a Fund, acting on the advice of COUNTRY Trust Bank, believes that to do so is in the interest of such Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

All Funds:

A wide variety of useful investment research and analysis, economic, financial and statistical data, and other information, are available from many brokers. The Advisor gives recognition to the value of such information in placing a Fund’s portfolio transactions, and may cause the Fund to pay to a broker commissions that are higher than those obtainable from other brokers.

COUNTRY Trust Bank has an arrangement with Lipper Analytical Securities Corporation whereby COUNTRY Trust Bank receives specific research products known as Lipper-Mutual Performance Analysis (Weekly & Quarterly) in exchange for placing an agreed upon amount of trades on behalf of the COUNTRY Funds. COUNTRY Trust Bank also has an arrangement whereby COUNTRY Trust Bank receives specific research software products known as StockVal in exchange for placing an agreed upon amount of trades on behalf of privately managed accounts and the COUNTRY Funds. If COUNTRY Trust Bank does not place all of the agreed upon amount of trades, any remaining amounts will be paid directly from COUNTRY Trust Bank. If COUNTRY Trust Bank places more than the agreed upon amount of trades, any remaining amounts will be carried forward to future years.

Capital Stock

Each of the Funds issues Class “Y” and Class “A” shares.

There are no conversion or preemptive rights in connection with any shares of the Funds, nor are there cumulative voting rights with respect to the shares of any of the Funds. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote. Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. The shares do not have cumulative voting rights. Accordingly, owners having shares representing more than 50% of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, shareowners having voting interests in the remaining shares would not be able to elect any Trustees.

Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting interests of that Fund vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting interests of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting interests of the Trust.

All issued and outstanding shares of each Fund will be fully paid and non-assessable and will be redeemable at the net asset value per share. The interests of shareholders in the Funds will not be evidenced by a certificate or certificates representing shares of a Fund.

Each of the Funds is authorized to issue an unlimited number of shares with no par value.

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The Board of Trustees has authority, without the necessity of a shareholder vote, to create any number of new series or classes. The trustees currently have authorized two classes of shares to be issued for each Fund.

Purchases, Redemptions, and Pricing of Shares

Net Asset Value
Shares of each Fund are purchased at net asset value, plus, in the case of Class A shares, a sales charge as described in the Prospectus. The net asset value per share of each Fund is calculated by adding the value of securities and other assets of that Fund, subtracting liabilities and dividing by the number of its outstanding shares. Each Fund’s share price will be determined at the close of regular trading hours of the New York Stock Exchange, normally 3:00 p.m. Central Time.

Purchasing Shares
Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized broker dealers or directly from the Funds. Except for the Funds themselves, only broker dealers that have an effective sales agreement with the Funds are authorized to sell shares of the Funds.

Valuation of All Funds
For all of the Funds, securities listed or admitted to trading privileges on any national securities exchange will be valued at the last sales price on that day before the time for valuation, or, if there is no sale before that time that day, the last bid price on such exchange before that time that day. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System or NASDAQ/Small Cap Market will be valued at the mean between the last preceding bid and asked price. Valuations may also be obtained from pricing services when such prices are believed to reflect the fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Trustees.

Valuation of NASDAQ Equity Securities
Each portfolio security that is listed on the NASDAQ/National Market or the NASDAQ/Small Cap Market is valued using its NASDAQ Official Closing Price (“NOCP”), whenever an NOCP is reported for that security. If no NOCP is reported for that security, but a consolidated closing price (“CCP”) then the security will be valued pursuant to its CCP. Any such security for which the closing price is not available will be valued at the mean between the closing bid and closing ask price for that security.

Redemptions in Kind
The Funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the funds may limit the amount of redemption proceeds paid in cash. The Funds may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. A shareholder may incur brokerage costs if the securities received were sold.

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Redemptions
Payment to shareholders for shares surrendered for redemption is made in cash as soon as practicable after surrender, within seven days, except that a Fund: (a) may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable to fairly determine the Fund’s net asset values; or (3) during such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

Exchange of Shares
An exchange is effected by redemption of shares of one Fund and the issuance of shares of the other Fund selected, and only after delivery of the current Prospectus. With respect to an exchange among the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short - Term Bond Fund and Bond Fund, a capital gain or loss for Federal income tax purposes will be realized upon the exchange, depending upon the cost or other basis of the shares redeemed. The exchange privilege is not designed for use in connection with short-term trading or market timing strategies. The exchange privilege may be terminated or suspended or its terms changed at any time, subject to 60 days’ prior notice.

Telephone Instructions
Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that a Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with U.S. Bancorp Fund Services, LLC will be recorded.

Automatic Investing
A shareholder may authorize automatic investing through automatic withdrawals from his/her bank accounts on a regular basis.

Systematic Withdrawal Plan
Shareholders who purchase or already own $5,000 or more of any Fund’s shares, valued at the current public offering price, and who wish to receive periodic payments from their account(s) may establish a Systematic Withdrawal Plan by completing an application. If you participate in this plan, you will receive monthly, quarterly or annual checks in the amount designated. The amount of payment may be changed at any time. Dividends and capital gains distributions on a Fund’s shares in the Plan are automatically reinvested in additional shares at net asset value. Payments are made from the proceeds derived from the redemption of Fund shares owned by the planholder. Each redemption of shares may result in a gain or loss which is reportable by the investor on their income tax return.

Redemptions required for payments may reduce or use up the planholder’s investment, depending upon the size and frequency of withdrawal payments and market fluctuations. Accordingly, Plan payments cannot be considered as yield or income on the investment.

U.S. Bancorp Fund Services, LLC, as agent for the shareholder, may charge for services rendered beyond those normally assumed by the Funds. No such charge is currently assessed, but such a charge may be instituted by U.S. Bancorp Fund Services, LLC upon notice in writing to shareholders. This Plan may be terminated at any time without penalty upon written notice by the shareholder, by the Funds, or by U.S. Bancorp Fund Services, LLC.

Integrated Voice Response (IVR) System
Shareholders in the funds can obtain toll-free access to account information, as well as certain transactions, by calling 1-800-245-2100. IVR provides share price, price change, account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months); and allows sales or exchanges of shares.

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Taxation of the Funds

Each Fund has elected to be treated, and intends to qualify each year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund’s gross income, the amount of fund distributions (as a percentage of both the Fund’s overall income and, in the case of the Tax Exempt Bond Fund, its tax-exempt income), and the composition of the Fund’s portfolio assets. Because each Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Funds will be required to pay any federal income or excise taxes. If a Fund failed to qualify, it would be required to pay such taxes.

The Funds, by investing in foreign securities or currencies, may be subject to foreign taxes which could reduce the investment performance of the Funds.

To qualify for treatment as a regulated investment company, the Funds must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not “directly related” to a regulated investment company’s “principal business of investing” in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

Generally, in order to avoid a 4% nondeductible excise tax, the Funds must distribute to its shareholders during the calendar year the following amounts:

•	98% of the Fund’s ordinary income for the calendar year;
•	98% of the Fund’s capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Fund were on a taxable year ending October 31 of the year in question and beginning November 1 of the previous year; and
•	any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Fund believes that it is not subject to the excise tax, the Fund intends to make the distributions required to avoid the imposition of such a tax.

If the IRS or the Treasury Department issues new guidance on the application of the “investor control” doctrine, there can be no assurance that a Fund will be able to operate as currently described, or that the Trust will not have to change a Fund’s investment objective or investment policies. A Fund’s investment objective and the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.

Underwriter Compensation

Shares of the Funds are continuously offered to the public through the distributor pursuant to the distribution agreement with Quasar, the fees payable by the Fund under the agreement shall not exceed what is available for payment under the 12b-1 plan. Any fees or expenses incurred by Quasar but not payable by the Funds under the 12b-1 plan of distribution shall be paid by the advisor.

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Calculation of Performance Data

Total Percentage Increase
Total percentage increase is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in a fund’s shares. Each dividend or other distribution is treated as having been reinvested at net asset value on the reinvestment date. The percentage increases stated are the percent that an original investment would have increased during the applicable period.

Average Annual Total Return
The Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Bond Fund and Short - Term Bond Fund compute their average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Returns (Before Taxes)
Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Funds). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

P(1 + T)n = ERV

Where: P	=	a hypothetical initial payment of $1,000
T	=	the average annual total return
N	=	the number of years and
ERV	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

Since performance will fluctuate, performance data for the fund should not be used to compare an investment in a funds’ shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

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Average Annual Total Return (After Taxes on Distributions)
The Funds’ quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

Where: P	=	a hypothetical initial payment of $1,000
T	=	the average annual total return
N	=	the number of years and
ATVD	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period after taxes on distribution, not after taxes on redemption.

Average Annual Total Return (After Taxes on Distributions and Redemptions)
The Funds’ quotations of average annual total return (after taxes on distributions and redemptions) are calculated according to the following formula:

P(1 + T)n = ATVD

Where: P	=	a hypothetical initial payment of $1,000
T	=	the average annual total return
N	=	the number of years and
ATVDR	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period after taxes on distribution and redemption.

30-Day Yield Calculations
The Balanced Fund, Tax Exempt Bond Fund, Bond Fund and Short - Term Bond Fund calculate a 30-day yield by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period. The result is then annualized on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund’s net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

YIELD = 2 [ ( a - b + 1) - 1 ]
___________
cd

Where:  a    = dividends and interest earned during the period.

b  = expenses accrued for the period (net of
reimbursements).

c   = the average daily number of shares
outstanding during the period that were
entitled to receive dividends.

d   = maximum offering price per share on the last day
of the period.

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For the purpose of determining net investment income earned during the period (variable “a” in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains thirty days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable “b” in the formula) include all recurring fees charged by a fund to all shareholder accounts in proportion to the length of the base period and the fund’s mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable “d” in the formula).

With respect to the Tax Exempt Bond Fund, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

With regard to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest (“pay-downs”): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) a Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

Tax-Equivalent Yield Calculations
With respect to the Tax Exempt Bond Fund, the “tax-equivalent yield” of this Fund is computed by: (a) dividing that portion of the Fund’s yield (calculated as above) that is tax-exempt by one minus a stated Federal income tax rate, and (b) adding the quotient to that portion, if any, of the Fund’s yield that is not tax-exempt.

The tax equivalent yield reflects the taxable yield that an investor at the highest marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from the Fund. Before investing in a tax-exempt fund, you may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax yield. To do this, divide the yield on the tax-free investment by the decimal determined by subtracting from 1 the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 35.0%, the computation is:

5% Tax-Free Yield - (1/.350 Tax Rate) = 5%/.650% = 7.6923% Tax Equivalent Yield

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In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 7.6923%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.6923%.

Financial Statements

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the Funds’ investment operations and annual financial statements audited by independent registered public accountants.

Financial Statements
The audited financial statements and notes thereto for each Fund contained in the Annual Report to Shareholders dated June 30, 2004, are incorporated by reference into this Statement of Additional Information. The financial statements have been audited by Ernst & Young LLP. Their report appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of Ernst & Young LLP, independent registered public accountants, given on the authority of said firm as experts in auditing and accounting.

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Appendix “A” -- Descriptions of Securities Ratings

COMMERCIAL PAPER RATINGS
MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”): “PRIME-1” and “PRIME-2” are Moody’s two highest commercial paper rating categories. Moody’s evaluates the salient features that affect a commercial paper issuer’s financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

1.	Quality of management.
2.	Industry strengths and risks.
3.	Vulnerability to business cycles.
4.	Competitive position.
5.	Liquidity measurements.
6.	Debt structures.
7.	Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

Standard & Poor’s, a Division of McGraw-Hill Companies, Inc. (“S&P”):
“A-1” and “A-2” are S&P’s two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

1.	Liquidity ratios are adequate to meet cash requirements.
2.	Long-term senior debt is rated “A” or better.
3.	The issuer has access to at least two additional channels of borrowing.
4.	Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
5.	Typically, the issuer is in a strong position in a well-established industry or industries.
6.	The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer’s paper is rated “A-or “A-2”. Additionally, within the “A-1” designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

Bond Ratings
S&P: An S&P bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The bond ratings are not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

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II. Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

The four highest bond ratings of S&P and their meanings are:

“AAA” Bonds rated “AAA” have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

“AA” Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

“A” Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

“BBB” Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from “AA” to “BB” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings The letter “P” indicates that the rating is provisional. A provisional ratings assumes the successful completion of the project being financed by the bonds being rated and indicate that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (“AAA”, “AA”, “A”, and “BBB”, commonly known as “investment-grade” ratings) are generally regarded as eligible for bank investment.

Moody’s.: The four highest ratings of Moody’s and their meanings are:

“AAA” Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“AA” Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower then the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

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“A” Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“BAA” Bonds which are rated “Baa” are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

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COUNTRY MUTUAL FUNDS TRUST

PART C - OTHER INFORMATION

Item 22.    Exhibits:

(a)	Declaration of Trust. A Declaration of Trust, dated August 9, 2001 was previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A filed electronically on August 21, 2001 and incorporated herein by reference.

(b)	By-Laws. Bylaws, dated August 9, 2001 were previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A filed electronically on August 21, 2001 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders. Not applicable

(d)	Investment Advisory Contracts.

(1)	The Trust’s Investment Advisory Agreement with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, effective November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001.

(2)	The Trust's Investment Adviser Agreement with respect to the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds, dated July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003.

(e)	Underwriting Contracts.

(1)	The Trust’s Underwriting Agreement with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, effective November 1, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001.

(2)	The Trust's Underwriting Agreement with respect to the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds, dated July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodian Agreement. The Trust’s Custodian Agreement, effective November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001.

(h)	Other Material Contracts.

C-2

(i)	Transfer Agent Servicing Agreement: The Trust’s Transfer Agent Servicing Agreement, effective April 28, 2003 and as amended July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003.

(ii)	Administration Servicing Agreement: The Trust’s Administration Servicing Agreement, effective April 28, 2003 and as amended July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003.

(iii)	Accounting Servicing Agreement: The Trust’s Accounting Servicing Agreement, effective April 28, 2003 and as amended July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003.

(i)	Legal Opinion.

(1)	Legal Opinion with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, dated November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001.

(2)	Legal Opinion with respect to the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds dated April 2, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement filed electronically on April 6, 2004..

(j)	Other Opinions - Auditor’s consent.

(1)  Auditor’s consent with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds dated, October 25, 2004, is filed herewith.
(2)  Auditor’s consent with respect to the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds dated April 2, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement filed electronically on April 6, 2004.

(k)	Omitted Financial Statements. None

(l)	Initial Capital Agreements. None

(m)	Rule 12b-1 Plan:

The Trust’s Rule 12b-1 Plan effective November 1, 2001 is incorporated by reference to Post
Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on
November 1, 2001.

(n)	Rule 18f-3 Plan. The Trust’s Rule 18f-3 Plan with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, effective November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001.

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(o)	Reserved.

(p)	Codes of Ethics.

(i)	Code of Ethics for COUNTRY Mutual Funds: Trust’s Code of Ethics, effective October 29, 2001 is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001, and as amended, October 28, 2002, is incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement filed electronically on October 30, 2002, and as amended July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003 and as amended October 25, 2004 is filed herewith.

(ii)	Code of Ethics for COUNTRY Trust Bank dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001, and as amended, November 20, 2002, and as amended July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003 and as amended March 17, 2004 is filed herewith.

(iii)	Code of Ethics for COUNTRY Capital Management Company effective January 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement filed electronically on April 6, 2004.

Item 23.	Persons Controlled by or under Common Control with Registrant.

IAA Control Chart as of June 30, 2004.

*ILLINOIS AGRICULTURAL ASSOCIATION

Illinois Agricultural Association and Affiliated Companies as of June 30, 2004

1.	COUNTRY Mutual Insurance Company
2.	COUNTRY Casualty Insurance Company
3.	COUNTRY Preferred Insurance Company
4.	Mid-America Brokerage, Inc. (Oklahoma)
5.	Middlesex Mutual Assurance Company
6.	Holyoke Mutual Insurance Company in Salem
7.	Holyoke Square, Inc.
8.	Modern Service Insurance Company
9.	Mutual Service Casualty Insurance Company
10.	MSI Preferred Insurance Company
11.	MSI Preferred Services, Inc.
12.	CC Services, Inc.
13.	Mid-America Services of Oregon, Inc.
14.	Midfield Corporation
15.	Alliance Agency, LLC
16.	Holyoke of Salem Insurance Agency, Inc.
17.	**Cornwall & Stevens Co., Inc.
18.	Total Client Services Insurance Agency, Inc.
19.	Illinois Agricultural Holding Co.

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20.	COUNTRY Life Insurance Company
21.	COUNTRY Investors Life Assurance Company
22.	COUNTRY Medical Plans, Inc.
23.	COUNTRY Capital Management Company
24.	COUNTRY Trust Bank
25.	COUNTRY Mutual Funds Trust
26.	Mutual Service Life Insurance Company
27.	AgriVisor Services, Inc.
28.	Illinois Agricultural Service Company
29.	IAA Credit Union
30.	Illinois Agricultural Auditing Association
31.	IAA Foundation
32.	Agricultural Support Association
33.	Prairie Farms Dairy, Inc.
34.	Muller-Pinehurst Dairy, Inc.
35.	East Side Jersey Dairy, Inc.
36.	Ice Cream Specialties, Inc.
37.	P.F.D. Supply Corporation
38.	Hawmell, LLC
39.	Mo-Kan Express, Inc.
40.	GMS Transportation Co.
41.	***GROWMARK, Inc.
42.	FS Risk Management Services, Inc.
43.	FS Preferred Insurance Company
44.	MID-CO Commodities, Inc.
45.	FS Financial Services Corporation
46.	Lakeland FS, Inc.
47.	FS Services Ontario Ltd.
48.	GROWMARK FS, Inc.
49.	Project Explorer Mark II Corporation
50.	FS Energy, Inc.
51.	GROW-AG, Inc.
52.	Seedway, Inc.
53.	TRI-FS Feeds, Inc.
54.	Newtech Engineering & Environmental, LLC
55.	Allied Seed, LLC
56.	1105433 Ontario Inc.
57.	UPI, Inc.

1.	Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association.
2.	Organized in Illinois as a stock insurance company. 99.9% of voting securities owned by COUNTRY Mutual Insurance Company.
3.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
4.	Organized in Oklahoma as a business corporation. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
5.	Organized in Connecticut as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company.
6.	Organized in Massachusetts as a mutual insurance company. Board and management control and 75.4% of guaranty capital owned by COUNTRY Mutual Insurance Company.

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7.	Organized in Massachusetts as a stock business corporation. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem.
8.	Organized in Minnesota as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
9.	Organized in Minnesota as a mutual insurance company. Board and management control and 100% of guaranty capital owned by COUNTRY Mutual Insurance Company.
10.	Organized in Wisconsin as a stock insurance company. 60% of voting securities owned by COUNTRY Mutual Insurance Company and 40% of voting securities owned by Mutual Service Casualty Insurance Company.
11.	Organized in Illinois as a business corporation. 60% of voting securities owned by COUNTRY Mutual Insurance Company and 40% of voting securities owned by Mutual Service Casualty Insurance Company.
12.	Organized in Illinois as a business corporation. 71.4% of voting securities owned by Illinois Agricultural Association; 17.14% of voting securities owned by COUNTRY Mutual Insurance Company; 11.43% of voting securities owned by COUNTRY Life Insurance Company.
13.	Organized In Oregon as a business corporation. 100% of voting securities owned by CC Services, Inc.
14.	Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company.
15.	Organized in Connecticut as a limited liability company. 77.5% of voting securities owned by Middlesex Mutual Assurance Company.
16.	Organized in Massachusetts as a stock business company. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem.
17.	Organized in Tennessee as a business corporation. 100% of voting securities owned by Mutual Service Casualty Insurance Company.
18.	Organized in California as a business corporation. 100% of voting securities owned by Mutual Service Casualty Insurance Company.
19.	Organized in Illinois as a business corporation. 98.5% of voting securities owned by Illinois Agricultural Association.
20.	Organized in Illinois as a stock insurance company. 99.99% of voting securities owned by Illinois Agricultural Holding Co.
21.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company.
22.	Organized in Illinois as stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company.
23.	Organized in Illinois as a business corporation. 100% of voting securities owned by COUNTRY Life Insurance Company.
24.	Organized as a Federal thrift. 100% of voting securities owned by COUNTRY Life Insurance Company.
25.	Organized in Delaware as a business trust. 70.6% of voting securities (measured by dollar value) owned of record by COUNTRY Trust Bank. and 22.97% of voting securities owned of record by COUNTRY Life Insurance Company. Investment advisory agreement with COUNTRY Trust Bank.
26.	Organized in Minnesota as a mutual insurance company. Board and management control and 100% of guaranty capital owned by COUNTRY Life Insurance Company.
27.	Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
28.	Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
29.	Organized as an Illinois credit union. No corporate control. Membership control in Illinois Agricultural Association and certain affiliated companies.
30.	Organized in Illinois as an agricultural cooperative. 48.3% of voting securities owned by Illinois Agricultural Association.

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31.	Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
32.	Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
33.	Organized in Illinois as an agricultural cooperative. 39.2% of voting securities owned by Illinois Agricultural Association.
34.	Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
35.	Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
36.	Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
37.	Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
38.	Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc. and 50% of voting securities owned by P.F.D. Supply Corporation.
39.	Organized in Kansas as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
40.	Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
41.	Organized in Delaware under the General Corporation Act. 26.3% of voting securities owned by Illinois Agricultural Association.
42.	Organized in Delaware under the General Corporation Act. 92.2% of voting securities owned by GROWMARK, Inc.
43.	Organized in Vermont as a business corporation. 100% of voting securities owned by FS Risk Management Services, Inc.
44.	Organized in Delaware under the General Corporation Act. 57.1% of voting securities owned by GROWMARK, Inc.
45.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
46.	Organized in Illinois as an agricultural cooperative. 49% of voting securities owned by FS Financial Services Corporation and GROWMARK, Inc.
47.	Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
48.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
49.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
50.	Organized in Iowa under the Business Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
51.	Organized in Illinois as a business corporation. 100% of voting securities owned by GROWMARK, Inc.
52.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
53.	Organized in Iowa as a business corporation. 100% of voting securities owned by GROWMARK, Inc.
54.	Organized in Illinois as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.
55.	Organized in Idaho as a limited liability company. 25% of voting securities owned by GROWMARK, Inc.,
56.	Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
57.	Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario Inc.

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*Organized in Illinois as a not-for-profit corporation. No voting securities. No person controls it.

**Cornwall & Stevens Co., Inc. (TN) ultimately controls 100% of the voting securities in 8 subsidiaries.

***GROWMARK, Inc. owns stock in approximately 38 of its Illinois and Iowa member companies.

Item 24.                 Indemnification:

Article VII of the Registrant’s Declaration of Trust provides the following:

Section 2.    Limitation of Liability.

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII,  for any act, omission or obligation of the Trust, any Trustee, or any officer, Manager, Sub-Manager, agent, employee, or Principal Underwriter of the Trust.  A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder, provided however, that a Trustee shall not be liable for errors of judgment or mistakes of fact or law.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series of the Trust for payment under such credit, contract, or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefore.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his, her or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.  At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate.  The omission of any such notice or recital shall in no way operate to bind any Trustee, officer, or Shareholder individually.

Section 3.    Indemnification.

(a)            Subject to the exceptions and limitations contained in Section 3(b) of this Article:

(i)	every Person who is, or has been, a Trustee or officer of the Trust (herein after referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof;

C-7

(ii)	the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigative or other, including appeals), threatened, pending or completed, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)	who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(ii)	in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)	Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 3(a) of this Article shall be paid by the Trust or Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust, unless it is ultimately determined that he or she is entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, or (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial

C-8

Article VI of the Registrant’s Bylaws provides the following:

Section 2.    Indemnification.

Subject to the exceptions and limitations contained in Section 3 of this Article VI, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

Section 3.    Limitations, Settlements.

No indemnification shall be provided hereunder to an agent:

(a)	who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

(b)	with respect to any proceeding disposed of by settlement without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

(i)	by the court or other body before which the proceeding was brought;

(ii)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

Item 25.                 Business and Other Connections of Investment Adviser.

As of September 29, 1992, COUNTRY Trust Bank (formerly IAA Trust Company) became the Investment Adviser to Registrant’s predecessor companies, COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc., and COUNTRY Taxable Fixed Income Series Fund Inc. COUNTRY Trust Bank also provides investment services to the COUNTRY Insurance & Financial Services group and exercises fiduciary powers as permitted by its charter.

C-9

Other substantial business, professional, vocational or employment activities of each director and officer of the Registrant's Investment Adviser during the past two fiscal years are:

Directors:
Name and Position	Substantial Business Activities During Past Two Fiscal Years

C-10

Name and Position	Substantial Business Activities During Past Two Fiscal Years

Philip Tim Nelson, Director, President and Chairman of the Board
12/18/03-Present - President:
5/1/00-12/18/03 - Vice President:
5/1/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

12/20/99-5/10/00-Vice President and Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

12/10/03-Present - President:
1/24/00-12/10/03 - Vice President:
COUNTRY Mutual Funds Trust
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

*5/1/00-Present - Vice President:
8/24/00-Present - Director:
Agricultural Support Association

*12/18/03-Present - President:
12/20/99-12/18/03 - Vice President:
12/20/99-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Medical Plans, Inc.
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

12/18 /03-Present - Chairman:
12/20/99-Present - Director:
COUNTRY Capital Management Company

*12/22/99-12/18/03 - Vice Chairman:
12/22/99-Present - Board of Trustees:
IAA Foundation

*12/18/03-Present - Chairman:
12/20/99-Present - Director:
AgriVisor Services, Inc.

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Substantial Business Activities
Name and Position	During Past Two Fiscal Years

*12/12/03-Present - President:
12/16/99-12/12/03 - Vice President:
12/16/99-Present - Director:
Illinois Agricultural Service Company

*12/10/03-Present - President:
12/8/99-12/10/03 - Vice President:
12/8/99-Present - Director:
Illinois Agricultural Association

1/14/04-Present - Director, Midwest Region:
American Farm Bureau Federation
American Farm Bureau, Inc.
American Farm Bureau Insurance Services, Inc.
American Agricultural Communications Systems, Inc.
American Agricultural Insurance Agency, Inc.
American Agricultural Insurance Company
American Agricultural Marketing Association

1978-Present - Self-Employed Farm Owner-Operator

*All Addresses:  1701 Towanda Avenue
Bloomington, IL 61701

C-12

Substantial Business Activities
Name and Position	During Past Two Fiscal Years

Richard Louis Guebert, Jr. Director and Vice President
12/18/03-Present - Vice President and Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

1/29/04-Present - Vice President:
COUNTRY Mutual Funds Trust
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

*12/19/03-Present - Director:
Agricultural Support Association

*12/18/03-Present - Director:
AgriVisor Services, Inc.

*12/18/03-Present - Vice President and Director:
CC Services, Inc.
COUNTRY Capital Management Company
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Medical Plans, Inc.
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/10/03-Present - Vice President and Director:
Illinois Agricultural Association

*1/23/04-Present - Vice President:
12/18/03-Present - Director:
Illinois Agricultural Service Company

*12/18/03-Present - Vice Chairman, Board of Trustees:
IAA Foundation

12/93-Present - Self - Employed Farm Owner-Operator

*All Addresses:  1701 Towanda Avenue
Bloomington, IL 61701

C-13

Substantial Business Activities
Name and Position	During Past Two Fiscal Years

Robert Lowell Phelps Director
5/1/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

2/21/96-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

9/24/00-Present - Director:
COUNTRY Mutual Funds Trust
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

*8/24/00-Present - Director:
Agricultural Support Association

*5/22/96-Present - Director:
COUNTRY Medical Plans, Inc.

*12/9/92-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Association
Illinois Agricultural Holding Co.

*2/97-Present - Director:
GROWMARK, Inc.

*12/99-Present - Board of Trustees:
IAA Foundation

1974-Present - Self - Employed Farm Owner-Operator

*All Addresses:  1701 Towanda Avenue
Bloomington, IL 61701

C-14

Substantial Business Activities
Name and Position	During Past Two Fiscal Years

David Arthur Downs Director
10/28/02-Present - Director:
COUNTRY Mutual Funds Trust
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

5/1/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

1/1/98-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

*8/24/00-Present - Director:
Agricultural Support Association

*12/96-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Medical Plans, Inc.
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Association
Illinois Agricultural Holding Co.

1/98-Present - Self - Employed Farm Owner-Operator

*All Addresses:  1701 Towanda Avenue
Bloomington, IL 61701

C-15

Substantial Business Activities
Name and Position	During Past Two Fiscal Years

Andrew Leo Goleman Director
5/1/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

1/1/98-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

*12/17/01-Present - Director:
COUNTRY Capital Management Company

*8/24/00-Present - Director:
Agricultural Support Association

*12/96-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Medical Plans, Inc.
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Association
Illinois Agricultural Holding Co.

1989-Present - Self - Employed Farm Owner-Operator

*All Addresses:  1701 Towanda Avenue
Bloomington, IL 61701

C-16

Substantial Business Activities
Name and Position	During Past Two Fiscal Years

Glenn Rudolph Meyer Director
5/1/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

1/1/98-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

*8/24/00-Present-Director:
Agricultural Support Association

*12/20/99-Present - Director:
AgriVisor Services, Inc.

*5/22/96-Present - Director:
COUNTRY Medical Plans, Inc.

*1992-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Association
Illinois Agricultural Holding Co.

1954-Present - Self - Employed Farm Owner-Operator

*All Addresses:  1701 Towanda Avenue
Bloomington, IL 61701

C-17

Substantial Business Activities
Name and Position	During Past Two Fiscal Years

James Paul Schillinger Director
5/1/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

1/1/98-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

*12/18/03-Present - Director:
AgriVisor Services, Inc.

*10/19/00-Present - Director:
Illinois Agricultural Auditing Association

*8/24/00-Present - Director:
Agricultural Support Association

*12/21/98-Present - Director:
COUNTRY Capital Management Company

*5/22/96-Present - Director:
COUNTRY Medical Plans, Inc.

*1991-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Association
Illinois Agricultural Holding Co.

1965-Present - Self - Employed Farm Owner-Operator

*All Addresses:  1701 Towanda Avenue
Bloomington, IL 61701

C-18

Substantial Business Activities
Name and Position	During Past Two Fiscal Years

James Russell Holstine Director
11/14/01-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

12/20/99-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

*8/24/00-Present - Director:
Agricultural Support Association

*12/20/99-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Medical Plans, Inc.
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/8/99-Present - Director:
Illinois Agricultural Association

3/81-Present - Self-Employed Farm Owner-Operator

*All Addresses:  1701 Towanda Avenue
Bloomington, IL 61701

C-19

Substantial Business Activities
Name and Position	During Past Two Fiscal Years

Gerald Dean Thompson Director
12/18/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61701-2020

12/20/99-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61701-2901

*8/24/00-Present - Director:
Agricultural Support Association

*12/20/99-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Medical Plans, Inc.
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/8/99-Present - Director:
Illinois Agricultural Association

3/84-Present - Self - Employed Farm Owner-Operator

*All Addresses:  1701 Towanda Avenue
Bloomington, IL 61701

C-20

Substantial Business Activities
Name and Position	During Past Two Fiscal Years

Robert Earl Thurston Director
5/1/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

1/1/98-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

*8/24/00-Present - Director:
Agricultural Support Association

*5/22/96-Present - Director:
COUNTRY Medical Plans, Inc.

*12/92-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Association
Illinois Agricultural Holding Co.

1970-Present - Self - Employed Farm Owner-Operator

*All Addresses:  1701 Towanda Avenue
Bloomington, IL 61701

C-21

Substantial Business Activities
Name and Position	During Past Two Fiscal Years

Dale William Wachtel Director
12/18/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

12/98-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

*8/24/00-Present - Director:
Agricultural Support Association

*12/9/98-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Medical Plans, Inc.
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Association
Illinois Agricultural Holding Co.

3/92-Present - Self - Employed Farm Owner-Operator

*All Addresses:  1701 Towanda Avenue
Bloomington, IL 61701

Andrew Thomas Nappi Director
5/1/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

1991-8/29/00 - Professor & Director:
Illinois State University
Center for Insurance and Financial Services/Katie
Insurance School/College of Business
Normal, IL 61761

C-22

Substantial Business Activities
Name and Position	During Past Two Fiscal Years

Henry Joseph Kallal Director
1/23/02-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

12/20/99-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

*8/24/00-Present - Director:
Agricultural Support Association

*12/20/99-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Medical Plans, Inc.
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/8/99-Present - Director:
Illinois Agricultural Association

1976-Present - Self-Employed Farm Owner-Operator (Secretary-Treasurer)

*All Addresses:  1701 Towanda Avenue
Bloomington, IL 61701

C-23

Substantial Business Activities
Name and Position	During Past Two Fiscal Years

Randal Kent Schleich Director
12/18/03-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

*12/18/00-Present - Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Medical Plans, Inc.
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance CompanyIllinois Agricultural Association
Illinois Agricultural Holding Co.

1977-Present - Self-Employed Farm Owner-Operator

*All Addresses:  1701 Towanda Avenue
Bloomington, IL 61701

C-24

Substantial Business Activities
Name and Position	During Past Two Fiscal Years

William H. Olthoff Director
12/18/03-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

*12/18/03-Present - Director:
AgriVisor Services, Inc.

*12/18/00-Present - Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Medical Plans, Inc.
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Association
Illinois Agricultural Holding Co.

1967-Present - Self-Employed Farm Owner-Operator

*All Addresses: 1701 Towanda Avenue
Bloomington, IL 61701

Officers:
Name and Position	Substantial Business Activities During Last Two Fiscal Years
John D. Blackburn, Chief Executive Officer	See information on “Trustees and Officers of the Funds”, Part B.
Barbara A. Baurer, Vice President
3/19/03-Present - Vice President:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

*2/10/04-Present - Vice Chairman:
*2/12/03-Present - President:
*2/26/02-2/12/03 - Executive Vice President:
*11/15/01-Present - Director:
*11/15/01-2/26/02 - Vice President:
Cornwall & Stevens Co., Inc. (Tennessee)

*2/10/04-Present - Vice Chairman:
*2/12/03-Present - President:
*2/26/02-2/12/03 - Executive Vice President:
*2/26/02-Present - Chief Operating Officer:
*11/15/01-Present - Director:
*11/15/01-2/26/02 - Vice President:
Modern Service Insurance Company

*2/10/04-Present - Vice Chairman:
*2/12/03-Present - President:
*2/26/02-2/12/03 - Executive Vice President:
*6/27/00-2/26/02 - Vice President:
*6/27/00-Present - Director:
MSI Preferred Insurance Company

*2/10/04-Present - Vice Chairman:
*2/12/03-Present - President:
*2/26/02-2/12/03 - Executive Vice President:
*1/6/00-2/26/02 - Vice President:
*10/26/99-Present - Director:
MSI Preferred Services, Inc.

*2/10/04-Present - Vice Chairman:
*2/12/03-Present - President:
*2/26/02-2/12/03 - Executive Vice President:
*11/13/01-Present - Director:
*11/15/01-2/26/02 - Vice President:
Mutual Service Casualty Insurance Company
Mutual Service Life Insurance Company

*5/6/04-Present - Vice Chair:
*1/1/03-Present - President:
*1/1/00-Present - Director:
Holyoke Mutual Insurance Company in Salem

*4/26/02-Present - President:
*5/26/98-Present - Director:
Middlesex Mutual Assurance Company

*2/26/02-Present - Executive Vice President:
*11/27/01-Present - Director:
*11/27/01-2/26/02 - Vice President:
Cornwall & Stevens Company of Alabama, Inc.
Cornwall & Stevens Midsouth, Inc. (Arkansas)
Cornwall & Stevens Southeast, Inc. (Georgia)
Cornwall & Stevens of Kentucky, Inc.
Cornwall & Stevens Mid-South, Inc. (Louisiana)
Cornwall & Stevens Mid-South, Inc. (Mississippi)
Cornwall & Stevens Northeast, Inc. (New Jersey)
Total Client Service Insurance Agency, Inc.

*2/26/02-10/3/03 - Executive Vice President:
*11/27/01-10/3/03 - Director:
*11/27/01-2/26/02 - Vice President:
First Fund Insurance Administrators, Inc.

*2/26/02-12/31/03 - Director:
*2/26/02-12/31/03 - Executive Vice President:
*11/27/01-2/26/02 - Vice President:
Pension Solutions, Inc.

*1/25/00-Present - Director:
Holyoke Square, Inc.

*9/1/99-Present - Executive Vice President and Chief Operating Officer:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

*9/1/99-Present - Executive Vice President and Chief Operating Officer:
COUNTRY Medical Plans, Inc.

*5/26/98-Present - Director:
Midfield Corporation

*The above listed companies are all affiliated
and reside at the following address:

1701 Towanda Avenue, Bloomington, IL 61702

C-27

Officers:
Name and Position	Substantial Business Activities During Past Two Fiscal Years

Robert W. Rush, Jr., Executive Vice President and Trust Officer	See information on “Trustees and Officers of the Funds”, Part B.
David A. Magers, Senior Vice President and Chief Financial Officer
12/1/03-Present - Senior Vice President & Chief Financial Officer:
5/1/00-7/23/03 - Treasurer:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

11/18/98-5/10/00- Treasurer:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

10/31/01-7/21/03 - Treasurer:
COUNTRY Mutual Funds Trust
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702

*2/10/04-Present - Chief Financial Officer:
*12/1/03-Present - Executive Vice President and Director:
*12/1/03-2/10/04 - Vice Chairman:
*11/27/01-12/1/03- Assistant Treasurer:
Cornwall & Stevens Company of Alabama, Inc.
Cornwall & Stevens Midsouth, Inc. (Arkansas)
Cornwall & Stevens Southeast, Inc. (Georgia)
Cornwall & Stevens of Kentucky, Inc.
Cornwall & Stevens Mid-South, Inc. (Louisiana)
Cornwall & Stevens Mid-South, Inc. (Mississippi)
Cornwall & Stevens Northeast, Inc. (New Jersey)

*2/10/04-Present - Chief Financial Officer:
*12/1/03-Present - Executive Vice President and Director:
*12/1/03-2/10/04 - Vice Chairman:
*11/15/01-12/1/03- Assistant Treasurer:
Cornwall & Stevens Co., Inc. (Tennessee)

*2/10/04-Present - Chief Financial Officer:
*12/1/03-Present - Director:
*11/27/01-8/28/03- Assistant Treasurer:
Total Client Service Insurance Agency, Inc.

*2/10/04-Present - Chief Financial Officer:
*12/1/03-Present - Executive Vice President and Director:
*12/1/03-2/10/04 - Vice Chairman:
*2/26/02-12/1/03- Assistant Treasurer:
MSI Preferred Insurance Company
MSI Preferred Services, Inc.

*2/10/04-Present - Chief Financial Officer:
*12/1/03-Present - Executive Vice President and Director:
*12/1/03-2/10/04 - Vice Chairman:
*11/15/01-12/1/03- Assistant Treasurer:
Modern Service Insurance Company
Mutual Service Casualty Insurance Company
Mutual Service Life Insurance Company

*12/1/03-Present - Vice Chairman & Director:
*12/22/98012/1/03 - Assistant Treasurer:
Midfield Corporation

*12/1/03-Present - Chief Financial Officer, Vice Chairman and Director:
*1/14/00-12/1/03 - Treasurer:
*12/11/98-1/14/00 - Assistant Treasurer:
Middlesex Mutual Assurance Company

5/6/04-Present - Senior Vice President & Chief Financial Officer:
*12/1/03-Present - Director:
*5/5/03-Present - Assistant Treasurer:
Holyoke Mutual Insurance Company in Salem

*12/1/03-Present - Director:
Holyoke Square, Inc.
Holyoke of Salem Insurance Agency, Inc.

*12/1/03-Present - Senior Vice President & Chief Financial Officer:
*11/1/98-6/18/03 - Vice President-Finance & Treasurer:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Medical Plans, Inc.
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

*12/1/03-Present - Senior Vice President, Chief Financial Officer, Secretary and Director:
11/16/98-7/1/03 - Treasurer:
Mid-America Brokerage, Inc. (Oklahoma)
Mid-America Services of Oregon, Inc.

*12/1/03-12/31/03 - Senior Vice President, Chief Financial Officer, Secretary and Director:
11/16/98-7/1/03 - Treasurer:
Mid-America Services of Nevada, Inc.

*11/27/01-12/31/03 - Assistant Treasurer:
Pension Solutions, Inc.

*11/27/01-10/3/03 - Assistant Treasurer:
First Fund Insurance Administrators, Inc.

*12/9/98-6/18/03 - Assistant Treasurer:
Association of Farm Bureaus in Illinois
The Association of Illinois Agricultural Associations

*8/24/00-6/20/03 - Vice President-Finance & Treasurer:
Agricultural Support Association

*12/2/98-6/18/03 - Vice President-Finance & Treasurer:
AgriVisor Services, Inc.

12/1/03-Present - Senior Vice President & Chief Financial Officer:
12/22/98-6/18/03 - Vice President-Finance & Treasurer:
COUNTRY Capital Management Company
1705 Towanda Avenue
Bloomington, IL 61701

*11/1/98-6/18/03 - Vice President-Finance & Treasurer:
Illinois Agricultural Association

*11/9/98-6/30/03 - Treasurer:
Illinois Agricultural Auditing Association

*11/1/98-6/18/03 - Treasurer:
Illinois Agricultural Holding Co.

*11/16/98-6/19/03 - Treasurer:
*11/16/98-6/19/03 - Assistant Secretary & Director:
Illinois Agricultural Service Company

*The above listed companies are all affiliated
and reside at the following address:

C-30

Officers:
Name and Position	Substantial Business Activities During Past Two Fiscal Years

Doyle J. Williams, Senior Vice President-Marketing
8/1/01-Present - Senior Vice President-Marketing:
COUNTRY Trust Bank
1705 Towanda Avenue
Bloomington, IL 61702-2020

*2/10/04-Present - Executive Vice President:
*2/12/03-2/10/04 - Executive Vice President-Marketing:
*2/26/02-2/12/03 - Executive Vice President:
*11/15/01-2/26/02 - Vice President:
Modern Service Insurance Company

*2/12/03-Present - Executive Vice President:
*11/27/01-2/12/03 - Vice President:
Total Client Service Insurance Agency, Inc.

*2/26/02-Present - Executive Vice President:
*8/1/01-2/26/02 - Vice President:
MSI Preferred Insurance Company
MSI Preferred Services, Inc.

*2/26/02-Present - Executive Vice President:
*11/15/01-2/26/02 - Vice President:
Mutual Service Casualty Insurance Company
Mutual Service Life Insurance Company

*2/26/02-12/31/03 - Executive Vice President:
*11/27/01-2/26/02 - Vice President:
Pension Solutions, Inc.

*12/18/01-Present - Senior Vice President-Marketing:
COUNTRY Capital Management Company

*8/3/01-Present - Director:
Middlesex Mutual Assurance Company
Midfield Corporation

*4/21/04-Present - Senior Vice President and Chief Marketing Officer:
*8/1/01-4/21/04 - Senior Vice President-Marketing:
*8/00-8/1/01 - Director, Strategic Market Development
*12/98-8/00 - Consultant, AgriBusiness:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Medical Plans, Inc.
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

*8/1/01-Present - Director:
Holyoke Mutual Insurance Company in Salem
Holyoke Square, Inc.

*11/15/01-2/26/02 - Vice President:
Cornwall & Stephens, Inc. (Tennessee)

C-31

Officers:
Name and Position	Substantial Business Activities During Past Two Fiscal Years

Deanna L. Frautschi, Vice President-Communications and Human Resources
5/1/00-Present - Vice President, Communications & Human Resources:
COUNTRY Trust Bank
1705 Towanda Avenue
Bloomington, IL 61702-2020

12/19/02-Present - Senior Vice President, Communications & Human Resources:
12/21/89-12/18/02 - Vice President, Communications & Human Resources:
COUNTRY Capital Management Company
1705 Towanda Avenue
Bloomington, IL 61701

*4/17/02-Present - Senior Vice President, Communications & Human Resources:
*10/31/89-4/16/02 - Vice President, Communications & Human Resources:
CC Services, Inc.
COUNTRY Casualty Insurance CompanyCOUNTRY Investors Life Assurance CompanyCOUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

*4/17/02-Present - Senior Vice President, Communications & Human Resources:
*5/22/96-4/16/02 - Vice President, Communications & Human Resources:
COUNTRY Medical Plans, Inc.

*2/26/02-Present - Executive Vice President:
Cornwall & Stevens Co., Inc. (Tennessee)
MSI Preferred Insurance Company
MSI Preferred Services, Inc.
Mutual Service Casualty Insurance Company
Mutual Service Life Insurance Company

*2/26/02-12/31/03 - Executive Vice President:
Pension Solutions, Inc.

*2/26/02-Present - Executive Vice President, Communications and Human Resources:
Modern Service Insurance Company

*The above listed companies are all affiliated and reside at the following address:1701 Towanda Avenue
Bloomington, IL 61702

C-32

Officers:
Name and Position	Substantial Business Activities During Past Two Fiscal Years

Paul M. Harmon, General Counsel and Secretary	See information on “Trustees and Officers of the Funds”, Part B.
William J. Hanfland, Treasurer	See information on “Trustees and Officers of the Funds”, Part B.
Robert J. McDade, Vice President-Trust Services and Trust Officer	See information on “Trustees and Officers of the Funds”, Part B.
Richard F. Day, Vice President and Controller	See information on “Trustees and Officers of the Funds”, Part B.
Bruce D. Finks, Vice President-Investments	See information on “Trustees and Officers of the Funds”, Part B.
Barbara L. Mosson Compliance Officer	See information on “Trustees and Officers of the Funds”, Part B.

C-33

Item 26.                 Principal Underwriter

(a)	(1)	To the best of Registrant’s knowledge, Quasar Distributors, LLC the principal underwriter with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, currently acts as principal underwriter for the following entities:

Advisors Series Trust	The Hennessy Funds, Inc.
AHA Investment Funds	The Hennessy Mutual Funds, Inc.
Alpine Equity Trust	Jacob Internet Fund
Alpine Series Trust	The Jensen Portfolio, Inc.
Alpine Income Trust	Kirr Marbach Partners, Funds, Inc.
Alternative Investment Advisors	Kit Cole Investment Trust
Blue & White Fund	Light Revolution Fund, Inc.
Brandes Investment Trust	The Lindner Funds
Brandywine Advisors Fund, Inc.	LKCM Funds
Brazos Mutual Funds	Masters’ Select Funds
Buffalo Funds	Matrix Advisors Value Fund, Inc.
CCM Advisors Funds	Monetta Fund, Inc.
CCMA Select Investment Trust	Monetta Trust
Country Mutual Funds Trust	MP63 Fund
Cullen Funds Trust	MUTUALS.com
Dow Jones Islamic Index	NorCap Funds
Everest Funds	Optimum Q Funds
First American Funds, Inc.	Permanent Portfolio
First American Insurance Portfolios, Inc.	PIC Investment Trust Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prudent Bear Mutual Funds
FFTW Funds, Inc.	Rainier Funds
Fort Pitt Capital Funds	SEIX Funds, Inc.
Fremont Funds	TIFF Investment Program, Inc.
Glenmede Fund, Inc.	Wexford Trust
Guinness Atkinson Funds	Zodiac Trust
Harding, Loevner Funds, Inc.

(2)	To the best of Registrant's knowledge, COUNTRY Capital Management Company, the principal underwriter with respect to the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds, acts as principal underwriter for COUNTRY Investors Variable Life Account and COUNTRY Investors Variable Annuity Account.

(b)	(1)	To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

C-34

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Teresa Cowan	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, WI 53202.

(2)	To the best of Registrant's knowledge, the directors and executive officers of COUNTRY Capital Management Company are:

Name	Title	Position and Offices with Registrant

Philip T. Nelson	Director, Chairman of the Board	Trustee/President
Richard L. Guebert, Jr.	Director, Vice President	Vice President
James P. Schillinger	Director	None
Andrew L. Goleman	Director	None
John D. Blackburn	Chief Executive Officer	Vice President
David A. Magers	Senior Vice President & Chief Financial Officer	None
Doyle J. Williams	Senior Vice President, Marketing	None
William J. Hanfland	Vice President-Finance & Treasurer	Treasurer

Deanna L. Frautschi	Senior Vice President, Communications & Human Resources	None
Shelly S. Prehoda	Vice President - Information Technology	None
Paul M. Harmon	General Counsel & Secretary	General Counsel & Secretary
Kathy Smith Whitman	Assistant Secretary	Assistant Secretary
Thomas B. Harris	Assistant Secretary	None
Peter J. Borowski	Vice President & Corporate Controller	None
Albert K. Semmler	Director, Financial Planning & Executive Representative of CCMC; Chief Compliance Officer	None
The principal business address of each of the foregoing is 1705 Towanda Avenue, Bloomington, IL 61701.

(c)    Not Applicable.

Item 27.                 Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s fund accountant, administrator and transfer agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s custodian	COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, IL 61701
Registrant’s investment adviser	COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, IL 61701

C-35

The Certificate of Trust and Declaration of Trust of Registrant are maintained in safekeeping by William J. Hanfland, Treasurer, 1701Towanda Avenue, Bloomington, Illinois 61701.

The Bylaws of Registrant and minute books of stockholders, directors and directors' committee meetings are maintained by Paul M. Harmon, Secretary, 1701 Towanda Avenue, Bloomington, Illinois 61701.

Item 28.                 Management Services. Not Applicable.

Item 29.                 Undertakings.

(a)	If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders upon request and without charge.

(b)	The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

C-36

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act has duly caused this Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 19933 and Post-Effective Amendment No. 11 to the Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, duly authorized, in the City of Bloomington and the State of Illinois on this 28th day of October, 2004.

COUNTRY MUTUAL FUNDS TRUST

By: /s/ Philip T. Nelson
Name:    Philip T. Nelson
Title:  President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Philip T. Nelson	President (Principal Executive Officer & Trustee)	October 28, 2004
Philip T. Nelson

/s/ William J. Hanfland*	Treasurer (Principal Financial & Accounting Officer)	October 28, 2004
William J. Hanfland

/s/ Nancy J. Erickson*	Trustee	October 28, 2004
Nancy J. Erickson

/s/ Ailene Miller*	Trustee	October 28, 2004
Ailene Miller

/s/ Charlot R. Cole*	Trustee	October 28, 2004
Charlot R. Cole

/s/ Robert L. Phelps*	Trustee	October 28, 2004
Robert L. Phelps

/s/ Roger D. Grace*	Trustee	October 28, 2004
Roger D. Grace

C-37

/s/ David A. Downs*	Trustee	October 28, 2004
David A. Downs

/s/ Robert W. Weldon*	Trustee	October 28, 2004
Robert W. Weldon

*By ______________________________
Paul M. Harmon
Attorney-in-fact pursuant to Power of Attorney, incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 and Powers of Attorney incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration statement filed electronically on September 10, 2003.

C-38

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX-99.j
Code of Ethics Country Mutual Funds Trust	EX-99.p.i
Code of Ethics Country Trust Bank	EX-99.p.ii

C-39